As filed with the Securities and Exchange Commission on July 23, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 033-00499 and 811-04417

Shelton Funds

(Exact name of registrant as specified in charter)

44 Montgomery St. Suite 2100, San Francisco, California 94104

(Address of principal executive offices) (Zip code)

Stephen C. Rogers

44 Montgomery St. Suite 2100, San Francisco, California 94104

(Name and address of agent for service)

(415) 398-2727

Registrant's telephone number, including area code

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2014

Item 1.	Schedule of Investments

CALIFORNIA TAX FREE INCOME FUND
Portfolio of Investments (Unaudited)
5/31/2014

SECURITY DESCRIPTION	Par Value	Rate	Maturity	Value

Municipal Bonds (97.09%)

BAY AREA TOLL AUTHORITY
San Francisco Bay Area Toll Bridge Revenue Bonds; 2006 Series F	500,000	5.000%	4/1/2031	543,430
San Francisco Bay Area Toll Bridge Revenue Bonds; 2009 Series F-1	2,000,000	5.000%	4/1/2034	2,256,800

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	3,000,000	6.125%	11/1/2029	3,638,490

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000%	5/1/2019	1,186,090

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	165,000	5.000%	10/1/2030	175,631
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250%	10/1/2038	2,846,675

CALIFORNIA HEALTH FINANCING AUTHORITY
Revenue Bonds (St. Joseph Health System); Series 2013C	1,000,000	5.000%	10/15/2019	1,182,940

CALIFORNIA, STATE OF
General Obligation Refunding Bonds; 2005	1,000,000	5.000%	5/1/2027	1,040,000
Revenue Anticipation Notes; Series A-2	875,000	2.000%	6/23/2014	876,050
Tax-Exempt Various Purpose General Obligation Bonds	3,000,000	5.000%	4/1/2038	3,231,570
Various Purpose General Obligation Bonds	2,000,000	5.000%	6/1/2033	2,075,120

CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/1/2030	1,157,002

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	760,000	5.500%	10/1/2014	773,604

CAMPBELL UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 2009	2,000,000	5.000%	8/1/2030	2,248,840

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Refunding Bonds; Series 2009A	2,000,000	0.260%	12/1/2015	1,999,960

EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	9/1/2023	3,638,691

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	8/1/2027	1,254,480

LOS ANGELES, CITY OF
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	9/1/2021	2,436,280

LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project Revenue Bonds; Series 2004A	2,000,000	5.000%	12/1/2027	2,044,120

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	7/1/2021	1,225,440
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	7/1/2023	1,852,545

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2011 Series A	1,500,000	5.000%	7/1/2018	1,753,410
Power System Revenue Bonds; 2013 Series A	500,000	5.000%	7/1/2017	568,320
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000%	7/1/2037	2,213,771

LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
General Obligation Refunding Bonds; 2005 Series A-1	2,000,000	5.000%	7/1/2020	2,105,120

LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	8/1/2032	2,827,450

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000%	7/1/2035	1,136,890
Water Revenue Refunding Bonds; 2011 Series A-2	1,000,000	0.210%	5/1/2015	1,000,250
Waterworks General Obligation Refunding Bonds; 2005 Series A	2,000,000	5.000%	3/1/2016	2,072,120

MOUNT DIABLO UNIFIED SCHOOL DISTRICT/CA
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	7/1/2020	598,215

MOUNT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	8/1/2034	2,650,178

NEWPORT BEACH, CITY OF
Revenue Bonds (Hoag Memorial Hospital Presbyterian); Series 2009A	3,000,000	4.625%	12/1/2024	3,066,720

NOVATO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Election of 2001, Series 2005	2,000,000	5.000%	8/1/2028	2,015,820

PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,000,000	5.000%	8/1/2018	1,157,740

RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	9/1/2020	1,585,413

RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	3,000,000	6.000%	5/1/2022	3,430,680

ROSEVILLE FINANCE AUTHORITY
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	2/1/2025	880,763

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	1,119,890

ROSEVILLE WOODCREEK WEST
Special Tax Refunding Bonds; Series 2005	1,000,000	5.000%	9/1/2030	1,014,610

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement Revenue Bonds; 2006 Series A	2,000,000	5.000%	12/1/2036	2,134,700

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,755,196

SAN FRANCISCO, CITY AND COUNTY
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000%	6/15/2033	1,037,920
General Obligation Refunding Bonds; Series 2011-R1	1,550,000	5.000%	6/15/2016	1,701,265

SAN FRANCISCO, CITY & COUNTY AIRPORTS COMM-SAN FRANCISCO INTERNATIONAL AIRPORT
Second Series Revenue Refunding Bonds; Series 2010C-E	500,000	5.000%	5/1/2020	597,735

SAN FRANCISCO, PUBLIC UTILITIES COMMISSION OF THE CITY AND COUNTY OF
Whitewater Revenue Bonds, 2013 Series A	700,000	4.000%	10/1/2021	804,083

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,584,936

SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation; 2007	2,000,000	5.250%	4/1/2037	2,067,380

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	2,065,000	5.000%	11/15/2016	2,295,270

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	8/1/2029	1,305,350

SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Election of 2006, Series A	2,000,000	5.000%	8/1/2032	2,279,220

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Prerefunded; Election 2002 Series	780,000	5.000%	8/1/2027	824,179
Unrefunded; Election 2002 Series B	220,000	5.000%	8/1/2027	231,689

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	7/1/2023	1,192,270

PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds; Series 2010A	1,205,000	4.000%	6/1/2020	1,372,435

UNIVERSITY OF CALIFORNIA, REGENTS OF THE
General Revenue Bonds; Series 2014 AM	925,000	5.000%	5/15/2029	1,096,356
Limited Project Revenue Bonds; 2007 Series D	3,000,000	5.000%	5/15/2024	3,304,800

VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	653,034

WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2004, 2006 Series A	2,000,000	5.000%	8/1/2030	2,149,460

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	9/1/2029	1,887,231

YUBA COUNTY LEVEE FINANCING AUTHORITY
Revenue Bonds; 2008 Series A	1,305,000	5.000%	9/1/2038	1,359,719

Total Long-Term Securities (Cost $95,575,692)				100,515,346

Variable Rate Demand Notes* (1.98%)
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Pollution Control Revenue Refunding Bonds; Series 2002	2,050,000	0.040%	6/2/2014	2,050,000
Total Variable Rate Demand Notes (Cost $2,050,000)				2,050,000

Total Investments (Cost $97,625,692) (a) (99.07%)				102,565,346
Other Net Assets (0.93%)				964,657
Net Assets (100.00%)				103,530,003

*	Stated maturity reflects next reset date.

(a)	Aggregate cost for federal income tax purposes is $97,625,692.

At May 31, 2014, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	5,163,843
Unrealized depreciation	(224,189)
Net unrealized appreciation	4,939,654

U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments (Unaudited)
5/31/2014

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (6.75%)
	1,794	6.000%	4/15/2016	1,798
	17,594	6.500%	4/15/2016	17,647
	15,205	6.000%	5/15/2016	15,663
	5,036	10.000%	9/15/2018	5,196
	199,330	5.000%	7/15/2020	213,149
	109,297	5.500%	1/15/2025	121,784
	250,304	6.000%	1/15/2026	285,545
	559,350	5.500%	4/15/2036	626,756
	402,930	5.000%	3/15/2038	442,284
	231,339	6.000%	6/15/2038	259,933
Total Government National Mortgage Association (Cost $1,788,257)				1,989,755

United States Treasury Bills DN (b) (0.34%)
	100,000	0.000%	6/5/2014	100,000
Total United States Treasury Bills (Cost $100,000)				100,000

United States Treasury Notes (75.37%)
	3,800,000	4.000%	2/15/2015	3,904,873
	4,100,000	2.500%	6/30/2017	4,308,202
	1,500,000	2.750%	2/28/2018	1,591,641
	4,000,000	3.750%	11/15/2018	4,420,156
	1,300,000	2.750%	2/15/2019	1,377,542
	1,900,000	2.625%	8/15/2020	1,986,169
	1,700,000	3.625%	2/15/2021	1,880,890
	2,800,000	2.000%	2/15/2022	2,768,282
Total United States Treasury Notes (Cost $21,682,609)				22,237,755

United States Treasury Bonds (16.93%)
	3,000,000	7.250%	5/15/2016	3,402,891
	1,300,000	4.500%	5/15/2038	1,590,063
Total United States Treasury Bonds (Cost $4,705,661)				4,992,954

Total Investments (Cost $28,276,527) (a) (99.39%)				29,320,464
Other Net Assets (0.61%)				178,667
Net Assets (100.00%)				29,499,131

(a)	Aggregate cost for federal income tax purposes is $28,276,527.

(b)	Discount Note. Yield to maturity is 0.02%.

At May 31, 2014, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	1,096,412
Unrealized depreciation	(52,475)
Net unrealized appreciation	1,043,937

SHORT-TERM U.S. GOVERNMENT BOND FUND
Portfolio of Investments (Unaudited)
5/31/2014

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (3.22%)
	96,055	2.125%	6/20/2034	101,107
	150,724	1.625%	11/20/2034	156,403
Total Government National Mortgage Association (Cost $248,165)				257,510

United States Treasury Notes (94.85%)
	1,500,000	0.750%	6/15/2014	1,500,381
	1,700,000	2.250%	1/31/2015	1,724,438
	1,800,000	0.375%	6/15/2015	1,804,851
	1,800,000	2.000%	1/31/2016	1,852,170
	500,000	1.500%	6/30/2016	511,387
	200,000	0.875%	1/31/2017	201,188
Total United States Treasury Notes (Cost $7,578,768)				7,594,415

Total Investments (Cost $7,826,933) (a) (98.07%)				7,851,925
Other Net Assets (1.93%)				154,600
Net Assets (100.00%)				8,006,525

(a)	Aggregate cost for federal income tax purposes is $7,826,933.

At May 31, 2014, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	24,992
Unrealized depreciation	-
Net unrealized appreciation	24,992

THE UNITED STATES TREASURY TRUST
Portfolio of Investments (Unaudited)
5/31/2014

Security Description	Par Value	Maturity	Value

United States Treasury Bills DN (b) (99.95%)
	7,200,000	6/5/2014	7,199,985
	8,700,000	6/12/2014	8,699,982
	6,800,000	6/19/2014	6,799,924
	11,200,000	6/26/2014	11,199,963
	14,500,000	7/3/2014	14,499,869
	7,400,000	7/17/2014	7,399,613
	7,300,000	7/24/2014	7,299,526
	3,900,000	7/31/2014	3,899,872
	9,000,000	8/7/2014	8,999,590
	6,500,000	8/14/2014	6,499,736
	6,700,000	8/21/2014	6,699,710
	12,800,000	8/28/2014	12,799,072
	6,900,000	9/11/2014	6,899,419
Total United States Treasury Bills DN (Cost $108,896,261)			108,896,261

Total Investments (Cost $108,896,261) (a) (99.95%)			108,896,261
Other Net Assets (0.05%)			56,201
Net Assets (100.00%)			108,952,462

(a)	Aggregate cost for federal income tax purposes is $108,896,261.

(b)	Discount Note. Yield to maturity is between 0.01% - 0.05%.

S&P 500 INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2014

Security Description	Shares	Value
Common Stock (97.85%)

Basic Materials (2.92%)
Alcoa, Inc.	7,435	101,190
Allegheny Technologies Inc	854	35,074
CF Industries Holdings, Inc	475	115,572
Cliffs Natural Resources Inc	999	15,664
DOW Chemical Company	8,728	454,903
Du Pont (EI) De Nemours & Co.	6,896	477,963
Eastman Chemical Company	1,048	92,496
Ecolab, Inc.	1,937	211,501
Freeport-McMoran Copper & Gold Class B	6,887	234,502
International Paper Company	3,175	151,225
Int'l. Flavors & Fragrance	683	67,795
LyondellBasell NV Class A	3,332	331,767
MeadWestvaco Corporation	1,277	51,821
Newmont Mining Corp Holding Co	3,766	86,204
Nucor Corporation	2,404	121,715
Pall Corporation	838	71,012
Plum Creek Timber Co. - REIT	1,188	53,579
PPG Industries, Inc.	1,051	211,892
Praxair Inc.	2,168	286,696
Precision Castparts Corp	1,073	271,448
Sherwin Williams Company	628	128,495
Sigma-Aldrich Corp.	928	91,436
US Steel Corp	1,093	25,183
Weyerhaeuser Company	3,870	121,595
Total Basic Materials		3,810,728

Communications (9.79%)
Amazon.Com Inc.*	2,600	812,630
AT&T Inc	40,436	1,434,265
Cablevision Systems Corp Class A	1,680	29,618
CBS Corp CL B	4,379	261,032
CenturyLink Inc	4,581	172,566
Cisco Systems, Inc.	39,132	963,430
Comcast Corp.	19,592	1,022,702
Corning, Inc.	11,057	235,514
Crown Castle Int'l Corp.	2,156	165,430
DIRECTV Class A*	4,220	347,897
Discovery Communications Inc Class A*	1,878	144,531
Disney (Walt) Company	13,185	1,107,672
EBay, Inc.*	8,321	422,124
Expedia Inc	689	50,504
Facebook Inc. Cl A*	12,000	759,600
Frontier Communications	8,240	47,710
Gannett, Inc.	1,702	47,299
Harris Corp.	833	64,349
Interpublic Group Co.'s Inc.	3,241	61,968
JDS Uniphase Corporation*	1,800	19,746
Juniper Networks, Inc.*	3,874	94,758
Mcgraw Hill Financial Inc	2,019	165,094
Motorola Solutions, Inc.	2,139	144,211
Netflix Inc*	413	172,564
News Corp New Class A*	3,745	63,890
Nielsen Holdings N.V.	1,879	90,681
Omnicom Group, Inc.	1,982	141,019
Priceline Group Inc*	361	461,585
Scripps Networks Interactive	635	48,552
Symantec Corp.	5,172	113,732
Time Warner Cable - A	2,282	322,127
Time Warner Incorporated	7,045	491,952
TripAdvisor Inc*	850	82,595
Twenty-First Century Fox Inc. Cl A	14,980	530,442
VeriSign Inc*	1,159	58,043
Verizon Communications, Inc.	20,602	1,029,276
Viacom Inc Class B	3,483	297,204
Windstream Corp	4,013	38,404
Yahoo! Inc.*	7,670	265,766
Total Communications		12,782,482

Consumer, Cyclical (8.98%)
Abercrombie & Fitch Class A	700	26,607
Autonation, Inc.*	284	16,236
Autozone, Inc.*	275	146,438
Bed Bath & Beyond, Inc.*	1,720	104,662
Best Buy, Inc.	1,956	54,103
Borg Warner, Inc.	1,664	104,649
Carmax Inc.*	1,689	74,840
Carnival Corporation	3,334	133,460
Chipotle Mexican Grill Inc Class A*	234	128,019
Cintas Corporation	801	49,758
Coach Inc	2,156	87,771
Costco Wholesale Corp	3,160	366,623
CVS Corporation	9,065	709,971
D R Horton, Inc.	2,043	48,378
Delphi Automotive PLC COMMON STOCK	2,173	150,067
Dollar General Corp*	1,932	103,903
Dollar Tree Inc*	1,728	91,636
Family Dollar Stores, Inc.	713	41,782
Fastenal Co.	2,014	98,183
Ford Motor Co.	27,615	453,991
GameStop Corporation Cl A	908	34,368
Gap, Inc.	2,194	90,459
General Motors Co.	5,632	194,755
Genuine Parts Company	1,170	101,006
Goodyear Tire & Rubber Company	1,847	48,705
Harman International	529	55,561
Hasbro, Inc.	950	51,015
Home Depot, Inc.	11,091	889,831
International Game Technology	2,266	28,438
Johnson Controls, Inc.	5,136	248,377
Kimberly Clark Corp.	2,926	328,736
Kohls Corporation	1,587	86,396
L Brands Inc	1,787	102,556
Leggett & Platt, Inc.	1,017	34,497
Lennar Corporation	1,300	53,170
Lowe's Companies, Inc.	8,392	395,095
Macy's Inc	2,961	177,334
Marriott International, Inc. Class A	1,935	119,235
Mattel, Inc.	2,508	97,386
McDonalds Corp.	7,400	750,582
Michael Kors Holdings Ltd*	1,328	125,337
Newell Rubbermaid, Inc.	2,365	69,247
Nike, Inc. Class B	5,334	410,238
Nordstrom Inc	1,123	76,431
O'Reilly Automotive Inc*	874	129,308
Paccar Inc.	2,601	164,799
PETsMART, Inc.	796	45,746
Polo Ralph Lauren Corporation Class A	449	68,913
Pulte Corporation	2,804	54,846
PVH Corp	574	75,556
Ross Stores	1,661	113,695
Staples, Inc.	5,524	62,145
Starbucks Corp.	5,474	400,916
Starwood Hotels/Resorts WrldWd	1,427	113,946
Target Corp.	4,818	273,470
Tiffany & Company (New)	950	94,440
TJX Companies, Inc. (New)	5,416	294,901
Urban Outfitters Inc*	803	26,917
V.F. Corporation	2,588	163,096
Wal Mart Stores, Inc.	12,426	953,941
Walgreen Company	6,346	456,341
Washington Prime Group Inc*	1,088	21,630
Whirlpool Corporation	570	81,824
WW Grainger Inc	441	113,941
Wyndham Worldwide Corp	1,139	84,206
Wynn Resorts, Ltd	526	113,074
Yum! Brands Inc.	3,354	259,298
Total Consumer, Cyclical		11,726,781

Consumer, Non-Cyclical (21.99%)
Abbott Laboratories	11,424	457,074
AbbVie Inc.	11,424	620,666
Accenture Plc	4,670	380,372
Actavis PLC*	1,289	272,675
ADT Corp	1,732	55,770
Aetna Inc	2,841	220,320
Alexion Pharmaceuticals, Inc.*	1,383	230,021
Allegion PLC - W/I	703	36,830
Allergan, Inc.	2,212	370,422
Altria Group, Inc.	14,863	617,706
Amerisource Bergen Corp.	1,851	135,456
Amgen, Inc.	5,671	657,779
Archer-Daniels-Midland Co	4,902	220,296
Avery Dennison Corporation	891	45,174
Avon Products, Inc.	3,259	46,571
Bard (C.R.), Inc.	610	90,225
Baxter International, Inc.	4,026	299,575
Becton Dickinson & Company	1,468	172,784
Biogen Idec Inc*	1,739	555,384
Block H&R, Inc.	1,994	59,381
Boston Scientific Corporation*	11,526	147,879
Bristol-Myers Squibb Co.	12,265	610,061
Brown-Forman Corp Class B	1,081	100,176
Campbell Soup Company	1,449	66,509
Cardinal Health, Inc.	2,511	177,352
Carefusion Corp*	1,546	66,370
Celgene Corp.*	3,188	487,860
Clorox Company	943	84,512
Coca-Cola Company	28,487	1,165,403
Coca-Cola Enterprises	2,036	92,923
Colgate Palmolive Co.	6,558	448,567
Conagra Foods, Inc.	2,987	96,480
Constellation Brands Inc. - A*	1,083	91,113
Covidien PLC	3,532	258,225
Darden Resturants Inc.	933	46,762
DaVita Inc*	1,224	86,402
Dentsply International, Inc.	1,160	54,856
Dr Pepper Snapple Group	1,620	93,474
Edwards Lifesciences Corp*	858	69,670
Eli Lilly & Company	7,419	444,101
Equifax Incorporated	870	61,587
Estee Lauder Co's., Inc. Class A	1,800	137,916
Express Scripts Holding Co*	5,973	426,890
Forest Labs Incorporated*	1,720	163,022
Fossil Group Inc*	377	39,495
General Mills, Inc.	4,683	257,237
Gilead Sciences, Inc.*	11,004	893,635
Graham Holdings Co-Class B	47	31,816
Harley Davidson, Inc.	1,765	125,739
Hershey Foods Corp	1,114	108,437
Hormel Foods Corporation	1,064	52,359
Hospira Inc*	1,350	66,380
Humana Inc	1,191	148,232
Intuitive Surgical Inc*	285	105,376
Iron Mountain Inc	1,243	38,707
Jacobs Engineering Group Inc*	1,000	55,070
JM Smucker Co	823	84,440
Johnson & Johnson	20,958	2,126,394
Kellogg Company	1,816	125,268
Kraft Foods Group Inc	4,282	254,608
Kroger Company	4,007	191,294
Laboratory Corp of America Hld*	705	72,319
Loews Corporation	2,394	103,253
Lorillard Inc	2,883	179,236
Mccormick & Company, Inc. Non Vtg	975	70,502
McKesson HBOC Inc	1,736	329,215
Mead Johnson Nutrition	1,560	139,573
Medtronic, Inc.	7,560	461,387
Merck & Company, Inc.	22,116	1,279,632
Molson Coors Brewing Co- B	1,200	78,876
Mondelez International Inc	12,847	483,304
Monsanto Company	3,890	473,997
Monster Beverage Corp*	1,129	78,330
Moody's Corp.	1,498	128,139
Mylan Inc.*	3,101	154,554
Patterson Cos Inc	758	29,683
Pepsico Incorporated	11,411	1,007,934
Perrigo	677	93,561
Pfizer Incorporated	49,235	1,458,833
Philip Morris International	12,281	1,087,360
Procter & Gamble Co.	20,266	1,637,290
Quanta Services Incorporated*	1,601	54,354
Quest Diagnostics Incorporated	1,168	69,952
Regeneron Pharmaceuticals*	562	172,512
Reynolds American Inc	2,525	150,566
Robert Half International, Inc	1,032	47,049
Ryder System, Inc.	477	41,399
Safeway, Inc.	1,746	59,958
St. Jude Medical, Inc.	2,310	149,919
Stryker Corporation	2,155	182,076
Sysco Corporation	4,516	169,485
Tenet Healthcare Corporation*	766	36,002
The Mosaic Company	2,068	103,379
Tyson Foods, Inc. Class A	2,328	98,847
UnitedHealth Group Incorporate	7,592	604,551
Varian Medical Systems Inc*	875	72,144
Vertex Pharmaceuticals, Inc.*	1,731	125,082
Visa Inc. Class A	3,845	826,021
WellPoint Inc	2,432	263,532
Western Union Co	4,688	75,805
Whole Foods Market Inc	2,358	90,170
Zimmer Holdings Inc	1,338	139,620
Zoetis Inc	3,718	114,143
Total Consumer, Non-Cyclical		28,720,622

Energy (10.28%)
Anadarko Petroleum Corp.	3,750	385,725
Apache Corporation	2,792	260,270
Baker Hughes Inc.	3,384	238,640
Cabot Oil & Gas Corporation Class A	3,164	114,663
Cameron International Corp*	1,865	119,267
Chesapeake Energy Corporation	3,818	109,653
Chevron Corp. (c)	14,364	1,763,756
ConocoPhillips	8,936	714,344
Denbury Resources	2,835	47,883
Devon Energy Corp. (New)	2,767	204,481
Diamond Offshore Drilling, Inc	576	29,411
Ensco International PLC Class A	1,707	89,891
EOG Resources, Inc.	3,850	407,330
EQT Corporation	1,085	115,965
Exxon Mobil Corp. (c)	32,991	3,316,584
FMC Technologies, Inc*	1,793	104,102
Halliburton Company	6,883	444,917
Helmerich & Payne, Inc.	805	88,510
Hess Corp	2,293	209,351
Kinder Morgan Inc.	4,655	155,430
Marathon Oil Corporation	5,187	190,155
Marathon Petroleum Corp	2,489	222,492
Murphy Oil Corp	1,357	83,686
Nabors Industries Ltd.	2,404	63,057
National-Oillwell, Varco, INC	3,192	261,329
Newfield Exploration Co.*	988	36,042
Noble Corp	1,885	59,302
Noble Energy, Inc.	2,616	188,535
Occidental Petroleum Corp.	5,892	587,373
ONEOK, Inc	1,546	99,702
Phillips 66	4,612	391,051
Pioneer Natural Res. Company	880	184,941
QEP Resources Inc.	1,500	47,910
Range Resources Corporation	1,202	111,726
Rowan Companies, Inc.	921	28,514
Schlumberger Ltd	9,690	1,008,148
Southwestern Energy Co*	2,561	116,449
Spectra Energy Corp	4,856	197,056
Tesoro Petroleum Corp	1,028	57,774
Transocean Ltd	2,519	107,032
Valero Energy Corp	4,032	225,994
Williams Cos., Inc.	4,450	208,972
WPX Energy Inc*	1,483	31,410
Total Energy		13,428,823

Financial (15.07%)
Ace Limited ORD	2,500	259,275
Aflac, Inc.	3,445	210,937
Allstate Corporation	3,620	210,901
American Express Company	7,257	664,016
American International Group	10,870	587,741
American Tower REIT Inc	2,860	256,342
Ameriprise Financial Inc	1,612	181,527
AON PLC	2,362	212,438
Apartment Invstmt & Mgmt Co CL A	1,070	33,684
Assurant Inc	596	40,415
Avalonbay Communities	686	97,302
Bank of America Corp.	77,978	1,180,587
Bank of New York Mellon Corp	8,692	300,396
Bb&t Corporation	5,247	198,966
Berkshire Hathaway, Inc. Class B*	13,493	1,731,692
BLACKHAWK NETWORKS HOLDINGS*	286	7,016
Blackrock, Inc. Class A	941	286,911
Boston Properties, Inc.	1,078	130,093
Capital One Financial Corp.	4,021	317,217
CBRE Group Inc*	2,058	61,411
Chubb Corporation	1,969	182,448
Cigna Corporation	2,081	186,832
Cincinnati Financial Corp.	1,179	57,795
Citigroup, Inc.	22,616	1,075,843
CME Group Inc	2,250	162,000
Comerica, Inc.	1,331	63,848
Discover Financial Services	3,788	223,984
E Trade Financial Corp*	1,181	24,057
Equity Residential REIT-Sh Ben Int	2,164	133,735
Fifth Third Bancorp	6,069	125,568
Franklin Resources, Inc.	3,105	171,427
General Growth Properties Inc	4,119	98,156
Genworth Financial Inc-Cl A*	3,728	63,339
Goldman Sachs Group, Inc.	3,315	529,770
Hartford Fin'l. Svcs Grp., Inc	2,922	101,247
HCP Inc	3,020	126,085
Health Care REIT Inc	1,873	118,430
Host Hotels & Resorts Inc	5,173	114,168
HUDSON CITY BANCORP INC	3,497	34,166
Huntington Bancshares Inc	5,456	50,577
Intercontinental Exchange Inc.	849	166,744
Invesco Ltd	3,410	125,147
J.P. Morgan Chase & Co.	27,735	1,541,234
Keycorp (New)	6,704	91,778
Kimco Realty Corp.	2,994	68,622
Legg Mason, Inc.	884	43,175
Leucadia National Corp.	1,447	37,116
Lincoln National Corporation	2,305	110,548
M&T Bank Corporation	918	111,418
Marsh & McLennan Co.'s, Inc.	4,025	202,337
Metlife, Inc.	7,704	392,365
Morgan Stanley	10,374	320,142
Nasdaq OMX Group	1,127	42,713
Navient Corporation	3,621	57,212
Northern Trust Corp.	1,610	97,244
Peoples United Financial Inc	2,887	41,486
PNC Financial Services Grp Inc	3,945	336,390
Principal Financial Group Inc	2,041	95,458
Progressive Corporation	4,123	103,199
Prologis Inc.	3,315	137,606
Prudential Financial	3,541	290,929
Public Storage Inc	1,035	178,413
Regions Financial Corp	9,066	92,383
Schwab (Charles) Corp. (New)	7,272	183,327
Simon Property Group	2,175	362,050
SLM Corp	3,621	31,177
State Street Corp.	3,525	230,077
SunTrust Banks Inc	3,809	145,961
T. Rowe Price Group, Inc.	1,965	160,206
The Macerich Company	1,011	66,766
The Travelers Companies, Inc	2,855	266,800
Torchmark Corporation	784	63,449
Unumprovident Corporation	2,266	76,840
U.S. Bancorp	13,884	585,766
Ventas Inc	2,081	139,011
Vornado Realty Trust	1,244	133,208
Wells Fargo & Co. (New) (c)	36,145	1,835,437
XL Group PLC	2,249	73,003
Zions Bancorporation	1,054	30,134
Total Financial		19,679,213

Industrial (10.59%)
3M Co.	4,679	666,991
Agilent Technologies, Inc.	2,633	149,923
Airgas, Inc.	499	53,054
Ametek, Inc. (New)	1,816	96,393
Amphenol Corporation (New) Class A	1,186	113,619
Ball Corp.	1,134	68,448
Bemis, Inc.	906	37,517
Boeing Co.	4,978	673,275
C H Robinson Worldwide, Inc.	1,280	76,621
Caterpillar, Inc.	4,752	485,797
CSX Corporation	7,645	224,763
Cummins Incorporated	1,302	199,115
Danaher Corp.	4,166	326,739
Deere & Company	2,919	266,125
Delta Airlines, Inc.	6,380	254,626
Dover Corporation	1,334	116,298
Eaton Corporation PLC	3,484	256,736
Emerson Electric Company	5,336	356,071
Expeditors Int'l of Washington	1,549	70,495
Fedex Corp.	2,148	309,656
Flir Systems Inc.	1,158	40,426
Flowserve Corporation	1,128	83,179
FMC Corporation (New)	1,102	84,369
General Dynamics Corporation	2,440	288,213
General Electric Company	76,880	2,059,615
Honeywell International, Inc.	5,633	524,714
Illinois Tool Works, Inc.	3,173	274,623
Ingersoll-Rand Plc Class A	2,109	126,160
Jabil Circuit, Inc.	1,699	31,975
Joy Global Inc	784	44,806
Kansas Cty Southern	811	87,199
Knowles Corp*	667	18,816
L3 Communications Holdings Inc	719	87,121
Lockheed Martin Corporation	1,981	324,191
Masco Corporation	2,627	55,955
Norfolk Southern Corporation	2,398	241,599
Northrop Grumman Corp.	1,818	220,978
Owens-Illinois Inc*	1,395	46,356
Parker Hannifin Corporation	1,096	137,252
Pentair PLC	1,542	115,095
Perkinelmer Inc	1,021	45,914
Raytheon Company	2,443	238,364
Republic Services Incorporated	2,203	77,986
Rockwell Automation Inc.	1,085	131,372
Rockwell Collins Inc	1,079	85,284
Roper Industies Inc	694	98,326
Sealed Air Corp. (New)	1,582	52,095
Snap-On Inc	424	49,722
Southwest Airlines Co.	5,662	149,760
Stanley Black & Decker Inc	1,237	108,114
Stericycle, Inc.*	642	73,426
TE Connectivity Ltd	3,236	192,413
Textron Incorporated	2,069	81,146
Thermo Fisher Scientific Inc	2,658	310,747
Tyco International Ltd (New)	3,464	151,169
Union Pacific Corp.	3,488	695,054
United Parcel Service, Inc. Class B	5,289	549,421
United Technologies Corp.	6,172	717,310
Vulcan Materials Co.	956	58,287
Waste Management, Inc.	3,352	149,767
Waters Corp.*	682	68,309
Xylem Inc.	1,498	55,875
Total Industrial		13,834,765

Technology (15.01%)
Adobe Systems, Inc.*	3,587	231,505
Akamai Technologies, Inc.*	1,400	76,076
Altera Corp.	2,432	80,572
Analog Devices, Inc.	2,227	116,650
Apple, Inc. (c)	6,756	4,276,543
Applied Materials, Inc.	9,105	183,830
Autodesk, Inc.*	1,669	87,406
Automatic Data Processing, Inc	3,564	283,980
Broadcom Corp. Cl A	3,543	112,915
CA Inc.	2,646	75,914
Cerner Corp*	2,120	114,586
Citrix Systems, Inc.*	1,348	83,536
Cognizant Technology Solutions*	4,408	214,273
Computer Sciences Corporation	1,256	78,990
Dun & Bradstreet Corp	396	40,887
Electronic Arts, Inc.*	2,629	92,357
EMC Corp.-Mass.	14,917	396,196
F5 Networks, Inc.*	602	65,347
Fidelity National Information	1,851	100,232
Fiserv Inc.*	2,114	127,073
Garmin LTD	806	47,481
Google Inc Class A*	2,080	1,189,032
Google Inc Class C*	2,080	1,166,838
Hewlett Packard Co.	14,359	481,027
Intel Corp.	36,299	991,689
IBM Corp	7,714	1,422,153
Intuit Inc.	2,031	161,038
KLA-Tencor Corp.	1,304	85,438
Lam Research Corporation	1,341	83,196
Linear Technology Corp.	1,694	78,195
Mastercard Inc Cl. A	7,720	590,194
Microchip Technology, Inc.	1,401	66,688
Micron Technology, Inc.*	6,485	185,406
Microsoft Corp.	55,516	2,272,825
NetApp Inc.	2,586	95,708
NVIDIA Corp.	4,572	86,868
Oracle Corp.	27,191	1,142,566
Paychex Inc.	2,454	100,884
Pitney Bowes, Inc.	1,820	50,287
QUALCOMM, Inc.	12,533	1,008,280
Red Hat Incorporated*	1,433	71,822
Salesforce.com Inc*	3,760	197,889
Sandisk Corp.	1,741	168,233
Seagate Technology PLC	2,601	139,752
Teradata Corp*	1,256	52,739
Teradyne Incorporated	1,380	24,564
Texas Instruments, Inc.	8,319	390,827
Total System Services Inc	1,190	36,009
Western Digital Corp.	1,637	143,810
Xerox Corporation	10,310	127,329
Xilinx Inc.	2,112	99,180
Total Technology		19,596,815

Utilities (3.22%)
AES Corporation	4,674	65,903
AGL Resources Inc	850	45,373
Air Products & Chemicals, Inc.	1,615	193,752
Ameren Corp.	1,808	71,145
American Electric Power, Inc.	3,645	194,461
Centerpoint Energy Inc	2,979	71,853
CMS Energy Corporation	2,062	61,345
CONSOL Energy Inc	1,500	66,255
Consolidated Edison Inc	2,227	122,507
Dominion Resources, Inc. (New)	4,251	293,149
DTE Energy Co.	1,258	95,759
Duke Energy Corp.	5,180	368,192
Edison International	2,433	134,156
Entergy Corp.	1,304	98,348
Exelon Corp.	6,183	227,720
First Solar Inc*	370	22,859
FirstEnergy Corp.	3,123	105,620
Fluor Corporation	1,298	97,454
Integrys Energy Group	615	35,664
NextEra Energy Inc	3,154	307,073
NiSource Inc	2,050	76,609
Northeast Utilities	2,274	103,240
NRG Energy Inc.	1,956	69,712
One Gas Inc	386	14,139
Peabody Energy Corp	2,200	35,552
Pepco Holdings	1,700	47,090
PG&E Corp.	2,830	129,812
Pinnacle West Capital Corp.	806	44,669
PPL Corporation	4,208	147,659
Public Service Enterprise	3,861	150,425
Scana Corp. (New)	845	43,940
Sempra Energy	1,653	165,879
Southern Co.	6,412	280,717
Teco Energy Incorporated	1,498	25,870
Wisconsin Energy Corp	1,695	77,156
Xcel Energy Incorporated	3,728	114,673
Total Utilities		4,205,730

Total Common Stock (Cost $61,207,002)		127,785,959

Total Investments (Cost $61,207,002) (a) (97.85%)		127,785,959
Other Net Assets (2.15%)		2,809,742
Net Assets (100.00%)		130,595,701
*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $61,720,184.

At May 31, 2014, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	70,068,359
Unrealized depreciation	(4,002,584)
Net unrealized appreciation	66,065,775

(b)	Futures contracts at May 31, 2014:

Contracts - $50 times premium / delivery month / commitment

S&P 500 E-mini	Unrealized Appreciation
29 / JUN 2014 / Long	76,813

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P MIDCAP INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2014

Security Description	Shares	Value
Common Stock (99.69%)

Basic Materials (5.51%)
Albemarle Corporation	8,907	616,275
Ashland Inc	7,874	811,022
Cabot Corporation	6,690	378,320
Carpenter Technology Corp	4,953	309,513
Commercial Metals	13,024	231,176
Cytec Industries, Inc.	3,993	396,705
Domtar Corp	3,573	324,714
Louisiana Pacific Corp.*	15,807	224,459
Minerals Technologies, Inc.	3,794	235,228
Newmarket Corp	1,215	475,685
Olin Corporation	8,903	242,607
Potlatch Corp	4,670	187,547
Reliance Steel & Aluminum	8,455	608,337
Rock - Tenn Company	7,954	803,593
Rollins Inc	7,035	215,763
Royal Gold Inc	7,212	452,337
Rpm Inc./Ohio	14,789	636,962
Sensient Technologies Corp	5,551	304,195
Steel Dynamics	24,679	426,206
Timken Co	8,842	567,833
Valspar Corporation	8,823	658,725
Worthington Industries Inc	5,873	236,682
Total Basic Materials		9,343,884

Communications (2.26%)
Adtran, Inc.	6,372	142,988
AMC Networks*	6,477	400,797
Ciena Corporation*	11,260	218,444
Conversant Inc*	6,868	161,947
HSN	3,670	204,125
InterDigital Communications Co	4,569	173,576
John Wiley & Sons Inc.	5,304	290,553
Lamar Advertising Company Class A	6,194	305,612
Meredith Corp	4,188	188,292
Neustar Inc - Class A*	7,045	197,401
New York Times Company Class A	14,132	210,002
Plantronics, Inc. (New)	4,730	214,458
RF Microdevices, Inc.*	31,124	292,877
Telephone & Date Sys., Inc.	10,876	301,374
TW Telecom Inc*	15,944	522,804
Total Communications		3,825,250

Consumer, Cyclical (13.64%)
Abercrombie & Fitch Class A	7,000	266,070
Advanced Auto Parts (c)	7,972	989,883
Alaska Air Group Inc	7,641	752,333
American Eagle Outfitters(New)	18,564	199,192
ANN Inc*	5,016	194,972
Ascena Retail Group, Inc*	13,851	231,242
Bally Technologies Inc.*	4,296	253,464
Big Lots Inc*	6,439	273,271
Bob Evans Farms Inc	3,095	138,254
Brinker International Inc	7,249	359,913
Brunswick Corporation	9,700	418,070
Cabela's Inc- Cl A*	5,184	317,416
Carter's, Inc.	5,772	416,334
Cheesecake Factory, Inc.	5,614	257,514
Chico's FAS Inc.	17,603	266,861
Church & Dwight Inc (c)	15,349	1,062,612
Cinemark Holdings Inc	11,452	360,967
Compass Minerals International	3,720	345,923
Copart Inc*	12,028	427,836
CST Brands Inc	6,833	225,967
Deckers Outdoor Corp*	3,826	295,712
Dick's Sporting Goods Inc	10,881	483,660
Domino's Pizza	6,091	441,293
Dreamworks Animation SKG-A*	7,962	223,573
Foot Locker Inc	16,254	783,118
Guess? Inc	6,504	165,852
Hanesbrands Inc	10,991	932,367
Herman Miller, Inc.	6,532	204,256
HNI Corp	5,210	195,010
Ingram Micro Inc.*	16,911	469,618
International Speedway Corp. Class A	2,835	88,140
JC Penny Corp Inc*	33,300	299,367
JetBlue Airways Corp*	23,748	229,406
Kate Spade & Co.*	13,235	481,886
KB Home	8,392	138,300
Life Time Fitness Inc*	4,500	239,400
LKQ Corp*	33,184	920,524
MDC Holdings Inc	4,359	124,711
MSC Industril Direct Co	5,190	477,324
NVR Inc*	466	518,956
Office Depot, Inc.*	32,067	164,183
Oshkosh Truck Corp	9,717	525,204
Owens & Minor Inc	7,028	243,731
Panera Bread Company - Class A*	3,067	471,122
Polaris Industries, Inc.	7,009	903,600
Polycom Incorporated*	15,558	198,365
Rovi Corp.*	11,545	279,043
Signet Jewelers Ltd.	8,814	935,077
Sotheby's Holdings, Inc. Class A	7,605	300,245
Tech Data Corporation*	4,245	252,620
Tempur-Pedic International*	6,696	368,012
Toll Brothers Incorporated*	16,521	598,391
Under Armour Inc*	16,564	841,286
Watsco Inc	2,947	296,557
Wendy's Co	31,636	259,415
Williams Sonoma, Inc.	9,740	651,801
World Fuel Services Corp	8,017	371,668
Total Consumer, Cyclical		23,130,887

Consumer, Non-Cyclical (17.01%)
Aaron Rents Inc	7,927	260,323
Aecom Technology Corp.*	11,034	354,633
Align Technology, Inc.*	7,690	419,951
Apollo Group, Inc. Class A*	10,900	292,120
Aqua America Inc	19,558	496,382
Bio-Rad Laboratories Inc.*	2,287	276,110
Charles River Laboratories*	5,512	295,333
Community Health Systems, Inc.*	12,212	510,095
Convergys Corporation	11,819	257,891
Cooper Cos Inc	5,437	701,482
Corporate Executive Board Co.	3,677	250,661
Covance Inc*	6,194	519,429
Cubist Pharmaceuticals, Inc.*	8,100	539,460
Dean Foods Co.	10,340	179,709
Deluxe Corporation	5,515	309,336
DeVry, Inc.	6,489	274,030
Endo Pharmaceuticals Holdings* (c)	12,670	894,375
Flowers Food Inc	19,077	397,755
Fortune Brands Home & Security	18,084	722,998
FTI Consulting Inc*	4,461	143,956
Gartner Group, Inc. (New)*	10,261	729,454
Hain Celestial Group Inc*	5,100	462,672
Health Net Inc*	8,800	351,824
Henry Schein Inc* (c)	9,467	1,132,729
Hill-Rom Holdings Inc	6,700	265,923
Hillshire Brands Co/The	13,358	711,714
HMS Holdings Corp*	9,885	185,838
Hologic Inc*	29,720	726,357
IDEXX Laboratories Inc*	5,751	738,888
Ingredion Inc	8,585	653,748
Intrepid Potash, Inc.*	5,237	84,892
Jarden Corp*	11,241	636,016
Leidos Holding Inc	8,000	305,200
Lifepoint Hospitals Inc*	5,222	319,795
Mallinckrodt PLC*	6,300	489,888
Manpower, Inc.	8,549	700,847
Masimo Corporation*	5,849	144,119
MEDNAX, Inc*	11,064	637,618
Omnicare Inc	11,325	719,704
Post Holdings Inc*	3,204	160,104
R R Donnelley & Sons Company	20,054	317,655
Rent A Center, Inc. (New)	5,843	163,370
Resmed Incorporated	15,549	778,383
Salix Pharmaceuticals, Ltd*	6,800	775,744
Science Applications Int Corp	4,600	178,158
Services Corp Intl	23,444	469,349
Sirona Dental Systems, Inc*	5,929	445,979
STERIS Corporation	6,492	347,452
Supervalu Incorporated*	22,173	165,632
Techne Corporation	3,629	318,590
The Scotts Company	4,332	259,703
Thoratec Corporation*	6,583	218,029
Tootsie Roll Industries	2,455	71,441
Towers Watson & Company Cl A	6,267	705,100
Tupperware Corporation	5,660	473,855
United Natural Foods Inc.*	5,481	369,474
United Rentals Incorporated*	10,211	1,031,822
United Therapeutics Corp.*	5,027	481,285
Universal Corp/VA	2,699	144,531
Universal Health Services - B	9,915	888,087
URS Corporation	8,197	368,865
VCA Antech, Inc.*	10,077	339,091
Wellcare Health Plans Inc*	4,828	373,929
WEX Inc*	4,359	419,728
WhiteWave Foods Company*	15,394	484,757
Total Consumer, Non-Cyclical		28,843,368

Energy (6.15%)
Atwood Oeanics, Inc.*	6,341	312,928
Bill Barrett Corp*	5,594	139,850
Carbo Ceramics Inc	2,183	300,315
Cimarex Energy	9,468	1,222,602
Dresser-Rand Group Inc*	8,514	521,057
Dril-Quip, Inc*	4,000	408,880
Gulfport Energy Corp*	9,200	566,076
Helix Energy Solutions Group*	11,005	257,297
HollyFrontier Corp (c)	21,876	1,077,393
Murphy USA Inc*	4,900	249,312
National Fuel Gas Company	9,152	686,400
Oceaneering International, Inc	11,843	853,288
Oil States International Inc*	5,784	622,243
Patterson-UTI Energy, Inc.	16,231	537,084
Questar Corp	19,444	468,017
Rosetta Resources, Inc.*	6,633	312,613
SM Energy Co	7,223	547,576
Superior Energy Services, Inc.	17,756	589,322
Unit Corp*	4,812	305,658
WPX Energy Inc*	21,637	458,272
Total Energy		10,436,183

Financial (21.90%)
Affiliated Managers Group* (c)	5,774	1,088,979
Alexander & Baldwin Inc	4,846	183,712
Alexandria Real Estate Equitie	7,824	595,328
Alleghany Corp.*	1,872	788,337
American Campus Communities	11,580	449,767
American Financial Group, Inc.	7,790	454,780
Aspen Insurance Holdings Ltd.	7,390	339,571
Associated Banc-Corp	18,655	321,426
Astoria Financial Corporation	9,437	120,605
Bancorpsouth Inc	8,709	204,662
Bank of Hawaii Corp	4,881	272,165
Biomed Realty Trust Inc	20,484	444,503
Broadridge Financial Solutions	13,033	534,614
Brown & Brown Inc.	13,083	394,976
Camden Property Trust	9,399	660,186
Cathay Bancorp, Inc.	8,233	197,839
CBOE Holdings Inc.	9,691	491,140
CITY NATIONAL CORP	5,275	375,000
Commerce Bancshares, Inc.	8,988	390,169
CoreLogic Inc*	10,465	298,566
Corporate Office Prop Trust	8,366	230,483
Corrections Corp. Of America	12,610	410,203
Cullen Frost Bankers, Inc.	5,736	429,397
Duke Weeks Realty Corp. (New)	35,779	633,288
East West Bancorp Inc	15,073	504,644
Eaton Vance Corp. Non Vtg	13,027	483,953
Equity One Inc	6,724	154,383
Everest Re Group Ltd	5,322	851,626
Extra Space Storage Inc	11,372	595,324
Federal Realty Invs Trust	7,174	857,436
Federated Investors, Inc. Class B	10,454	295,535
First American Financial Corp	11,880	332,878
First Horizon National Corp.	26,300	301,398
First Niagara Financial Group	39,152	337,099
FirstMerit Corporation	18,369	342,949
FNF Group	26,436	881,376
FULTON FINL CORP PA COM	21,215	253,519
Gallagher (Arthur J.) & Co.	14,000	641,620
Greenhill & Co. Inc	3,000	149,160
Hancock Holding Co	8,985	303,513
Hanover Insurance Group Inc	4,957	297,668
HCC Insurance Holdings Inc	10,957	514,760
Highwoods Properties, Inc.	8,187	332,228
Home Properties Inc	5,450	338,881
Hospitality Properties Trust REIT-Sh Ben Int	15,309	444,114
INTERNATIONAL BANCSHARES CRP	5,988	144,311
Janus Capital Group Inc	16,386	191,388
Jones Lang LaSalle Inc.	4,915	596,140
Kemper Corp	5,832	203,828
Kilroy Realty Corporation	8,334	504,874
Liberty Property Trust	13,132	508,340
Mack Cali Realty Corp	9,381	204,037
Mercury General Corp.	4,206	198,313
Mid-America Apartment Communit	8,200	593,270
National Retail Properties	12,882	450,612
New York Community Bancorp	48,901	747,207
Old Republic Int'l Corp	27,132	463,957
Omega Healthcare Investors	12,220	450,796
PacWest Bancorp	10,246	414,143
Primerica Inc	5,087	229,118
Prosperity Bancshares, Inc	4,916	285,767
Protective Life Corporation	8,692	454,592
Raymond James Financial, Inc.	12,563	608,049
Rayonier Inc	13,795	656,642
Realty Income Corp	21,578	934,327
Regency Centers Corp	10,132	541,049
Reinsurance Group of America	7,770	607,303
RenaissancereRE Holdings Ltd	4,766	496,474
Senior Housing Prop Trust	9,493	227,642
Signature Bank*	5,202	602,496
SL Green Realty Corp. (c)	9,801	1,073,111
StanCorp Financial Group, Inc.	4,861	292,146
SVB Financial Group*	4,916	518,392
Synovus Financial Corporation	12,752	294,061
Taubman Centers Inc	7,046	527,745
TCF Financial Corp.	17,806	282,937
Trustmark Corporation	6,874	159,133
UDR Inc	27,446	755,314
Valley National Bancorp	22,192	215,040
Waddell & Reed Financial, Inc. Class A	9,381	566,425
Washington Federal, Inc.	11,329	235,983
Webster Financial Corp	10,000	299,200
Weingarten Realty Investors	12,545	398,806
WESTAMERICA BANCORPORATION	3,016	147,694
WR Berkley Corp.	12,235	545,314
Total Financial		37,149,736

Industrial (18.71%)
Acuity Brands, Inc	4,744	595,419
AGCO Corporation	9,909	534,690
Alliant Techsystems, Inc.	3,505	442,646
Aptargroup, Inc.	7,255	483,110
Arrow Electronics, Inc.*	10,966	632,738
Avnet, Inc.	15,236	663,833
BE Aerospace, Inc.*	10,782	1,043,157
Brink's Co.	5,281	141,003
Cadence Design System, Inc.*	30,869	515,204
Carlisle Companies Inc.	7,093	601,912
Clarcor Inc	5,663	331,455
Clean Harbors Inc*	5,336	326,083
Con-Way Inc.	6,247	288,674
Crane Co.	5,467	405,159
Donaldson Company, Inc.	14,982	610,217
Eagle Materials Inc	5,215	453,549
Energizer Holdings, Inc.	6,884	798,544
Esterline Technologies*	3,453	384,837
Exelis Inc.	20,612	352,053
FEI Company	4,529	377,945
Gatx Corporation	5,208	342,947
General Cable Corp	5,607	142,979
Genesse & Wyoming Inc*	5,497	535,133
Gentex Corporation	15,790	456,647
Graco Incorporated	6,743	492,104
Granite Constr Inc	3,874	137,604
Greif Inc CL A	3,373	184,233
Harsco Corp	8,829	238,206
Hubbell Incorporated Class B	6,006	702,702
Hunt (JB) Transport Svcs., Inc	10,154	788,560
Huntington Ingalls Industries	5,449	543,974
IDEX Corporation	8,949	686,209
Itron, Inc*	4,487	172,525
ITT Corp.	9,884	431,733
Kennametal Incorporated	8,521	383,786
Kirby Corp*	6,292	695,581
Lancaster Colony Corp	2,241	200,099
Landstar Systems Inc	5,002	324,780
Lennox International Inc	5,028	426,978
Lincoln Electric Holdings	8,998	591,079
Martin Marietta Materials	5,140	631,192
Matthews Intl Corp-Cl A	3,003	123,123
Mentor Graphics Corporation	10,846	229,827
Mettler Toledo International*	3,277	802,931
MSA Safety Inc	3,472	189,780
Nordson Corp	6,303	513,947
OLD Dominion Freight Line*	7,485	478,741
Packaging Corp of America	10,873	751,977
Regal Beloit	4,674	356,766
Silgan Holdings Inc	5,028	245,517
Silicon Laboratories*	4,321	194,964
Smith (A.O.)	8,500	419,730
Sonoco Products Company	10,991	464,260
SPX Corporation	4,961	519,119
Synopsys Incorporated*	16,656	641,089
Teleflex Incorporated	4,591	489,584
Terex Corp. (New)	12,371	475,789
Thor Industries	4,882	292,920
Tidewater Incorporated	5,485	285,878
Trimble Nagivation Ltd.* (c)	28,034	1,011,186
Trinity Industries, Inc.	8,604	744,504
Triumph Group Inc	5,614	389,050
UTI Worldwide Inc	9,975	97,256
Valmont Industries Inc	2,476	383,656
Vishay Intertechnology, Inc.	14,822	221,144
Wabtec Corp	10,710	843,305
Waste Connections, Inc.	13,516	615,924
Werner Enterprises, Inc.	5,007	132,185
Woodward Governor Company	6,767	302,485
Zebra Technologies Corp. Class A*	5,658	420,389
Total Industrial		31,728,305

Technology (9.67%)
3D Systems Corporation*	10,164	514,807
ACI Worldwide Inc*	4,414	239,724
Acxiom Corporation*	8,198	186,341
Advanced Micro Devices, Inc.	67,000	268,000
Advent Software, Inc.	3,719	112,537
Allscripts-Misys Healthcare*	17,347	255,695
ANSYS, Inc*	10,118	743,167
AOL Inc*	8,577	311,174
Atmel Corp.*	46,803	392,209
Commvault Systems Inc*	4,696	229,728
Compuware Corporation	23,604	233,680
Concur Technologies, Inc*	5,070	432,826
Cree, Inc.*	13,021	626,571
Cypress Semiconductor Corp.	14,914	152,869
Diebold, Inc.	7,043	264,324
DST Systems, Inc.	3,297	300,522
Equinix Inc.* (c)	5,418	1,076,823
FactSet Research Systems, Inc.	4,413	472,809
Fair Isaac & Company Inc.	3,805	224,115
Fairchild Semiconductor Int'l Class A*	14,192	208,197
Global Payments Inc.	8,273	567,197
Henry Jack & Associates, Inc.	9,333	541,221
Informatica Corporation*	12,097	442,629
Integrated Device Technology*	15,931	211,882
International Rectifier Corp.*	8,025	215,231
Intersil Holding Corp. Class A	14,892	209,530
Lexmark International (New) Class A	7,026	306,263
Micros Systems*	8,385	447,927
MSCI Inc. A*	13,351	576,229
National Instruments Corp.	10,469	299,832
NCR Corporation (New)*	17,836	582,524
PTC Inc.*	13,086	481,565
Rackspace Hosting, Inc.*	11,802	430,655
RiverBed Technology Inc*	18,171	369,235
SEI Investments Company	15,223	501,293
Semtech Corporation*	7,334	190,244
Skyworks Soulutions Inc.	20,550	890,021
Solarwinds Inc*	6,842	267,454
Solera Holdings Inc	7,649	499,097
Teradyne Incorporated	20,500	364,900
Tibco Software Incorporated*	16,721	359,669
Verifone Holdings Inc*	11,989	393,359
Total Technology		16,394,075

Utilities (4.84%)
Alliant Corporation	12,144	707,995
Alpha Natural Resources*	24,779	83,753
Atmos Energy Corp	10,165	509,267
Black Hills Corporation	4,587	264,532
CLECO CORPORATION	6,853	356,562
Energen Corp	7,905	674,929
Great Plains Energy	17,219	438,224
Hawaiian Elec. Industries	10,833	260,534
Idacorp, Inc.	5,627	308,528
KBR Inc	16,199	393,474
MDU Resources Group	20,669	700,266
OGE Energy Corporation	21,712	797,482
One Gas Inc	5,500	201,465
PNM Resources	8,974	255,400
SunEdison Inc.*	26,786	527,416
UGI Corp	12,786	622,295
Vectren Corporation	9,231	368,132
Westar Energy	13,837	498,824
WGL Holdings Inc	5,737	232,635
Total Utilities		8,201,713

Total Common Stock (Cost $94,890,536)		169,053,401

Total Investments (Cost $94,890,536) (a) (99.69%)		169,053,401
Other Net Assets (0.31%)		523,870
Net Assets (100.00%)		$169,577,271

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $95,258,341.

At May 31, 2014, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$76,124,710
Unrealized depreciation	(2,329,650)
Net unrealized appreciation	$73,795,060

(b)	Futures contracts at May 31, 2014:

Contracts - $100 times premium / delivery month / commitment

S&P MidCap E-MINI	Unrealized Appreciation
4 / JUN 2014 / Long	$8,400

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P SMALLCAP INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2014

Security Description	Shares	Value
Common Stock (96.54%)

Basic Materials (5.69%)
AK Steel Holding Corporation*	9,442	57,785
AMERICAN VANGUARD CORP COM	1,690	25,722
Balchem Corporation	2,248	123,955
Boise Cascade Corporation*	2,420	63,307
Cabot Microelectronics Corp.*	1,677	72,161
Castle (A.M.) & Co.*	1,282	15,474
Century Aluminum Company*	4,083	55,733
CIRCOR INTL INC COM	1,322	100,816
Clearwater Paper Corp.*	1,654	102,664
Deltic Timber Corporation	776	47,538
Fuller (HB) Company	3,779	180,750
Gibraltar Steel Corp*	2,171	34,432
Glatfelter	3,044	80,118
Globe Specialty Metals Inc	4,542	90,795
Hawkins, Inc.	618	22,316
Innophos Holdings, Inc	1,553	81,533
Kaiser Aluminum Corp	1,409	96,474
Kapstone Paper & Packaging*	6,026	175,055
Kraton Performance Polymers*	2,295	57,077
Materion Corp	1,549	52,805
Mueller Industries Inc	5,464	157,472
Neenah Paper Inc	1,124	54,829
Neogen Corporation*	2,644	99,917
Olympic Steel Inc.	500	11,830
OM Group, Inc.	2,228	68,622
Polyone Corporation	7,188	288,453
Quaker Chemical Corporation	909	67,293
RTI International Metals, Inc.*	2,177	58,387
Schulman (A.) Inc	2,273	80,032
Schweitzer-Mauduit Internation	2,492	103,867
Stepan Company	1,428	76,427
Stillwater Mining Company*	8,967	150,735
US Silica Holdings, Inc	4,105	207,590
Wausau Paper Corp.	3,194	33,984
Zep Inc	1,706	29,855
Total Basic Materials		3,025,803

Communications (5.67%)
8X8 INC*	6,124	46,052
Anixter International, Inc.	2,047	210,841
Arris Group Inc.* (c)	8,628	285,673
Atlantic Tele-Network, Inc.	630	35,167
Belden CDT Inc (c)	3,409	245,414
Black Box Corp.	1,103	26,880
Blucora Inc*	2,877	54,577
Brady Corporation- CL A	3,802	103,148
Calamp Corp.*	2,332	44,541
CBEYOND INC*	1,695	16,730
Cincinnati Bell Inc*	14,029	55,415
ComScore Inc*	2,350	73,391
Comtech Telecommunications Cor	1,983	64,785
Dice Holdings Inc*	3,715	26,228
Digital River Inc*	2,536	39,917
Emcor Group Inc	5,048	224,737
FTD Companies Inc*	1,338	39,993
General Communication, Inc A*	2,942	33,362
Harmonic, Inc.*	8,338	60,367
Harte-Hanks Inc	3,096	22,013
HealthStream Inc.*	1,397	35,945
Ixia*	3,738	43,436
J2 Global, Inc	3,311	156,809
Lumos Networks Corp	906	13,662
Monster Worldwide Inc*	8,505	48,138
Newport Corporation*	2,500	46,325
NETGEAR Inc*	2,909	95,619
NTELOS Holdings Corp.	906	11,352
Nutri/System Inc	1,800	29,700
OpenTable, Inc*	1,726	116,937
PC-TEL Incorporated	942	6,594
Perficient Inc*	2,489	43,906
Procera Networks, Inc.*	1,380	13,345
Quinstreet Inc*	1,826	10,153
Scholastic Corp	1,985	63,282
Scripps Co. (E.W.) Class A*	2,319	45,267
Sizmek Inc*	1,808	17,610
Spok Holdings Inc	1,400	21,588
Stamps.Com, Inc.*	1,100	35,552
Teledyne Technologies Inc* (c)	2,817	266,963
Viasat Incorporated*	3,352	181,779
Total Communications		3,013,193

Consumer, Cyclical (14.97%)
Aeropostale Inc*	6,033	23,589
Allegiant Travel Company	1,121	128,915
American Woodmark Corp*	923	25,447
Barnes & Noble, Inc.*	2,792	50,647
Big 5 Sporting Goods Corp	1,300	15,093
Biglari Holdings Inc.*	103	43,443
BJ's Restaurants Inc*	1,643	51,902
Blue Nile Inc*	1,051	32,392
Boyd Gaming*	5,235	57,323
Brown Shoe Company, Inc	3,087	86,899
Brunswick Corporation	6,813	293,643
Buffalo Wild Wings Inc* (c)	1,413	204,193
Callaway Golf Company	5,352	42,923
Casey's General Stores Inc (c)	3,031	215,898
Cash America International Inc	2,136	101,481
Cato Corporation Class A	1,862	53,700
Children's Place Retail Stores	1,875	90,713
Christopher & Banks Corp.*	1,875	12,788
Cracker Barrel Old Country Store, Inc	1,789	179,884
Crocs, Inc*	6,649	99,270
DineEquity Inc	1,133	89,949
Dorman Products, Inc*	2,289	121,615
Ethan Allen Interiors, Inc.	1,913	44,841
EZCORP Inc Cl. A*	4,078	49,833
First Cash Financial Services*	2,107	110,660
Francescas Holdings Corp*	3,184	48,843
Fred's Inc	2,610	39,855
G & K Services, Inc. Class A	1,371	71,032
Genesco Inc*	1,705	127,687
G-III Apparel Group Limited*	1,270	93,116
Group 1 Automotive, Inc.	1,718	138,299
Haverty Furniture	1,506	37,695
Hibbett Sports Inc*	2,017	106,074
Iconix Brand Group Inc*	5,255	220,395
Insight Enterprises, Inc.*	2,982	81,051
Interface Inc	4,469	81,515
Interval Leisure Group, Inc	2,925	59,933
Jack In The Box, Inc.	3,444	198,822
Jakks Pacific Inc.	1,604	14,163
Kate Spade & Co.*	9,230	336,059
Kirkland's Inc.*	1,134	20,129
LA-Z-BOY Inc	3,743	91,404
Lithia Motors, Inc	1,577	123,684
M/I Homes Inc*	1,832	41,788
Marcus Corporation	1,435	24,108
Marinemax Inc*	1,746	28,058
Marriott Vacations World*	2,289	129,672
Mens Wearhouse, Inc.	3,812	189,761
Meritage Homes Corp*	2,561	102,722
Monarch Casino & Resort, Inc.*	600	9,822
Multimedia Games, Inc*	2,088	60,030
Monro Muffler Brake Inc	2,193	118,444
Movado Group	1,360	52,074
MWI Veterinary Supply, Inc*	963	134,348
Myers Industries Inc	2,549	54,166
National Presto Industries Inc	327	23,018
Oxford Industries, Inc.	1,015	64,889
Papa John's Intl. Inc	2,528	109,639
Pep Boys Manny Moe & Jack*	3,995	40,709
Perry Ellis International Inc*	700	11,851
Pinnacle Entertainment Inc*	4,467	110,246
Pool Corp	3,525	203,498
Quiksilver Incorporated*	9,389	55,771
Red Robin Gourmet Burgers*	1,127	81,234
Regis Corporation	3,353	46,137
Ruby Tuesday, Inc.*	4,509	35,486
Ruth's Chris Steak House	2,518	30,846
Ryland Group Inc.	3,474	130,970
Scansource Incorporated*	1,941	72,011
Select Comfort Corp.*	4,002	74,197
Sketchers USA Inc CL-A*	2,975	132,388
SkyWest Inc	3,479	39,800
Sonic Automotive Inc	2,552	67,169
Sonic Corporation*	3,769	78,395
Spartan Motors Inc	1,900	9,386
Stage Stores, Inc.	2,706	49,709
Standard Motor Products, Inc.	1,388	57,630
Standard Pacific Corp. (New)*	10,452	83,930
Stein mart, Inc	2,099	28,378
Steven Madden Ltd*	4,354	138,718
Superior Inds. Int'l., Inc.	1,678	33,392
Texas Roadhouse Inc-Class A	4,235	107,061
The Buckle Inc	2,109	94,589
The Finish Line- Cl. A	3,854	110,494
Titan International Inc	4,028	63,683
Tuesday Morning Corporation*	2,971	48,011
Unifirst Corp/MA	1,143	113,100
United Stationers Inc	3,342	133,112
Universal Electronics, Inc.*	1,149	52,257
Vitamin Shoppe Inc.*	2,287	98,295
VOXX International*	1,050	9,098
Wolverine World Wide Inc.	7,358	190,351
XO Group Inc*	1,600	18,224
Zumiez Inc*	1,661	45,628
Total Consumer, Cyclical		7,955,090

Consumer, Non-Cyclical (17.28%)
Abaxis Inc	1,625	67,145
Abiomed Inc*	2,555	58,254
ABM Industries Inc	3,858	105,208
Acorda Therapeutics Inc*	2,855	93,872
Affymetrix, Inc*	4,911	40,565
Air Methods Corporation*	2,633	126,911
Akorn Inc*	5,357	149,835
Align Technology, Inc.*	5,192	283,535
Alliance One International Inc*	4,676	11,596
Almost Family, Inc.*	422	8,668
Amedisys Inc*	2,128	30,962
American Public Education*	1,343	47,462
American States Water Company	2,688	81,393
AMN Healthcare Services Inc.*	3,160	35,392
Amsurg Corp - Class A*	2,431	110,076
Andersons Inc	2,002	101,982
Anika Therapeutics Inc*	871	40,789
Annie's Inc.*	1,080	35,338
Arqule, Inc.*	3,181	4,549
B&G Foods Holdings Corp	3,978	136,286
Bio-Reference Labs Inc*	1,853	49,586
Blyth Inc	708	6,181
Boston Beer Company Inc-Cl. A*	658	141,082
Calavo Growers, Inc	973	30,426
Cal-Maine Foods, Inc	1,124	78,410
Cambrex Corporation*	2,109	45,322
Cantel Medical Corp	2,500	86,875
Capella Education Company	1,176	67,314
Cardtronics Inc*	3,379	97,923
Career Education Corp*	3,636	16,980
CDI Corp	1,083	15,086
Centene Corp* (c)	4,111	306,352
Central Garden & Pet Co. -A*	3,900	31,044
Chemed Corp	1,524	134,234
Conmed Corp	1,925	86,433
Corvel Corp.*	1,000	47,220
Cross Country Healthcare Inc*	1,840	10,617
Cryolife, Inc.	1,813	16,009
Cyberonics*	1,759	106,947
Cynosure Inc. Class A*	1,336	29,098
Diamond Foods, Inc.*	1,527	48,788
Emergent Biosolutions Inc*	2,156	46,764
Ensign Group, Inc.	1,469	68,896
Exlservices Holdings Inc*	2,315	65,607
Exponent Inc	1,013	71,649
Forrester Research, Inc.	996	37,669
Gentiva Health Services, Inc.*	1,927	26,265
Geo Group Inc/The	5,418	184,266
Green Dot Corp. Class A*	1,597	29,337
Haemonetics Corp/Mass*	3,867	131,710
Hain Celestial Group Inc*	3,589	325,594
Hanger Orthopedic Group*	2,615	79,444
Healthcare Services Group Inc	5,258	156,478
Healthways, Inc*	1,971	33,960
Heartland Payment Systems Inc	2,657	110,133
Heidrick & Struggles Intl	972	18,157
Helen of Troy Corp., Ltd.*	2,216	128,439
ICU Medical, Inc*	981	58,929
Impax Labs Inc*	4,707	130,666
Insperity Inc	1,536	49,183
Integra Lifesciences Hld*	1,486	66,796
Inter Parfums, Inc	1,098	32,797
Invacare Corporation	2,104	34,716
IPC The Hospitalist Co.*	1,267	55,305
ITT Educational Services, Inc.*	1,371	23,609
J & J Snack Foods Corp	1,032	96,667
Kelly Services, Inc. Class A	2,051	36,426
Kindred Healthcare Inc	3,771	93,596
Korn/Ferry International*	3,414	103,683
Landauer, Inc.	600	28,428
LHC Group Inc*	1,000	20,370
Ligand Pharmaceuticals, Inc. Class B*	1,569	104,668
Liquidity Services Inc*	1,721	26,469
Live Nation Entertainment Inc*	10,603	251,503
Luminex Corporation*	2,720	46,213
Magellan Health Services Inc*	2,257	137,429
Maximus (c)	5,131	229,253
Medicines Company*	4,703	131,214
Medifast Inc*	932	29,293
Meridian Bioscience Inc	2,957	60,352
Merit Medical Systems, Inc.*	3,045	42,721
Mobile Mini, Inc.	3,247	141,407
Molina Healthcare Inc*	2,131	91,825
Momenta Pharmaceuticals, Inc.*	3,238	40,119
Natus Medical Inc*	2,086	51,420
Navigant Consulting Inc*	3,400	57,222
Nuvasive Inc*	3,352	111,756
On Assignment, Inc.*	3,468	122,247
Outerwall Inc*	2,297	162,467
PAREXEL International Corp* (c)	4,229	213,353
PetMed Express, Inc.	1,300	17,290
PharMerica Corp*	1,800	48,852
Plexus Corporation*	2,500	104,400
Prestige Brands Holdings Inc*	3,850	131,670
Questcor Pharmaceuticals, Inc. (c)	4,322	389,538
Resources Connection Inc	2,990	37,076
Sanderson Farms Inc	1,523	140,893
Seneca Foods Corporation Class A*	660	20,143
Snyder's - Lance, Inc	3,655	99,343
Spartan Stores Inc	2,704	65,653
Spectrum Pharmaceuticals Inc*	3,664	28,543
Strayer Education Inc*	818	44,696
Surmodics Incorporated*	809	17,321
Symmetry Medical Inc*	2,200	19,404
Teletech Holdings Incorporated*	1,900	50,122
Treehouse Foods Inc* (c)	2,737	205,138
TrueBlue Inc.*	2,823	76,814
Universal Technical Institute	1,300	14,755
Viad Corporation	1,409	32,322
West Pharmaceutical Svsc Inc (c)	5,251	221,015
Total Consumer, Non-Cyclical		9,183,203

Energy (3.63%)
Approach Resources Inc*	2,642	51,572
Basic Energy Services, Inc.*	1,681	45,723
C&J Energy Services Inc*	3,104	95,013
Carrizo Oil & Gas Inc*	2,798	160,773
Comstock Resources, Inc. (New)	3,189	86,709
Contango Oil & Gas*	1,147	49,310
Exterran Holdings Inc.	4,618	192,754
Flotek Industries Inc.*	3,392	96,265
Forest Oil Corporation*	8,632	21,235
Gulf Island Fabrication Inc	900	17,739
Hornbeck Offshore Services*	2,439	110,340
Ion Geophysical Corp COM*	10,598	44,194
Matrix Serives Co*	1,964	64,125
Newpark Resources*	6,584	74,136
Northern Oil and Gas, Inc.*	4,291	65,438
PDC Energy Inc*	2,681	172,093
Penn Virginia Corp*	3,836	58,230
PetroQuest Energy Inc*	4,015	24,572
Pioneer Energy Services Corp*	3,915	62,249
Seacor Holdings*	1,546	123,804
Stone Energy Corporation*	3,763	167,040
Swift Energy Company*	2,894	31,400
Tesco Corp	2,282	48,607
Tetra Technologies, Inc.*	5,529	63,749
Total Energy		1,927,070

Financial (19.33%)
Acadia Reality Trust	3,984	109,919
Agree Realty Corp	910	28,064
American Assets Trust Inc	2,586	88,700
Amerisafe Inc	1,249	48,099
Associated Estates Realty Corp	3,643	62,987
BANK MUTUAL CORP	3,500	21,210
BANK OF THE OZARKS	2,346	138,508
BANNER CORPORATION	1,468	56,034
BBCN Bancorp Inc	5,555	84,714
Bofi Holding Inc*	899	69,070
Boston Private Finl Hldgs Inc.	5,516	69,722
Brookline Bancorp, Inc	4,990	44,611
Calamos Asset Management-A	1,436	17,878
Capstead Mortgage Corp. (New)	7,205	94,890
CARDINAL FINANCIAL CORP	2,277	39,551
Cedar Shopping Centers Inc	3,975	24,407
Checkpoint Systems, Inc.*	2,878	37,414
City Holding Company	1,180	50,988
COLUMBIA BANKING SYSTEM INC	3,691	91,426
COMMUNITY BANK SYSTEM INC	3,028	107,524
Coresite Realty Corp	1,546	49,008
Cousins Properties, Inc	13,274	159,288
CVB Financial Corp	7,032	102,527
DiamondRock Hospitality	14,708	182,673
Dime Community Bancshares	1,914	28,940
EastGroup Properties Inc	2,188	139,288
Ehealth Inc*	1,639	60,348
Employers Holdings Inc	3,092	65,025
Encore Capital Group, Inc.*	1,642	71,082
Entertainment Properties Trust	3,820	205,974
Evercore Partners Inc-Cl A	2,360	129,894
F.N.B. Corporation	11,590	141,862
Financial Engines Inc.	3,738	152,137
First Bancorp Puerto Rico*	7,476	36,408
FIRST COMMONWEALTH FINL CORP	7,457	64,130
First Financial Bancorp	4,036	65,625
First Financial Bankshares Inc	2,285	135,912
FIRST MIDWEST BANCORP INC/IL	5,380	86,080
Forestar Real Estate Group*	2,556	44,526
Franklin Street Properties Crp	6,305	78,939
FXCM Inc - A	2,089	27,951
Getty Realty Corporation	1,740	34,000
Glacier Bancorp Inc	5,537	145,457
Government Properties Income	3,954	100,906
Hanmi Financial Corporation	2,241	47,756
HCI Group Inc	756	29,310
Healthcare Realty Trust	6,907	172,192
HFF Inc Cl A	2,314	74,788
Higher one Holdings Inc*	2,333	8,772
Home Bancshares Inc.	3,513	107,182
Horace Mann Educators Corp.	2,871	83,862
Independent Bank Corp	1,699	61,504
Infinity Property & Casualty	809	51,784
Inland Real Estate Corp	6,298	66,885
Interactive Brokers Grp - Cl A	3,759	86,532
Investment Technology Group*	2,751	52,627
Kite Realty Group Trust	6,220	38,626
Lasalle Hotel Properties REIT-Sh Ben Int (c)	7,747	255,568
Lexington Corporate Prop Trust	15,261	173,212
LTC Properties, Inc	2,475	98,357
Marketaxess Holdings Inc	2,826	150,767
MB FINANCIAL INC	3,877	104,059
MEADOWBROOK INSURANCE GROUP	3,842	26,164
Medical Properties Trust Inc	12,045	162,848
National Penn Bancshares, Inc.	8,667	89,097
Navigators Group Inc*	800	49,848
NBT Bancorp, Inc.	3,168	71,977
Northwest Bancshares Inc	7,350	97,829
Old National Bancorp	7,591	102,706
Oritani Financial Group	2,767	41,699
PacWest Bancorp	2,845	114,995
Parkway Properties Inc	5,214	104,124
Penn Real Estate Invest Trust	5,127	92,030
PINNACLE FINANCIAL PARTNERS	2,491	85,989
Piper Jaffray Companies, Inc*	1,018	44,823
Portfolio Recovery Associate*	3,702	206,535
Post Properties Inc	4,109	210,175
PrivateBancorp Inc	4,909	131,119
Proassurance Corp	4,654	211,524
Prospect Capital Corporation	19,540	194,228
PROVIDENT FINANCIAL SERVICES	4,009	67,872
PS Business Parks Inc CA	1,301	109,531
RLI Corp	2,416	107,754
S&T Bancorp, Inc.	2,060	49,996
Sabra Health Care REIT Inc	2,638	77,241
Safety Insurance Group Inc	1,100	56,738
Saul Centers Inc	796	38,327
Selective Insurance Group	4,193	99,668
Simmons First National Corp.	1,247	50,666
Sovran Self Storage, Inc.	2,271	174,413
Sterling Bancorp-N Y	6,060	68,660
Stewart Information Services	1,570	50,366
Stifel Financial Corp*	4,276	193,275
Susquehanna Bancshares, Inc	14,084	139,150
SWS Group Inc.*	1,780	12,780
Tanger Factory Outlet Center (c)	7,105	251,659
Taylor Captial Group Inc.*	1,052	22,292
Texas Capital Bancshares, Inc*	3,075	157,440
Tompkins Financial Corporation	814	37,566
Tower Group International Ltd	3,392	7,293
Trustco Bank Corp	6,679	42,946
UMB Financial Corp	2,781	153,511
UMPQUA HOLDINGS CORP	8,270	137,034
United Bankshares Inc	4,806	145,622
United Community Banks Inc	3,286	50,407
United Fire Group Inc.	1,500	41,625
Universal Health Realty Income	868	37,576
Universal Insurance Holdings	2,216	27,678
Urstadt Biddle Properties	1,911	39,596
ViewPoint Financial Group	2,522	62,672
Virtus Investment Partners*	518	95,566
WageWorks Inc*	2,188	88,570
Wilshire St Bank-L.A. Calif	4,087	41,238
Wintrust Financial Corp	3,545	154,491
World Acceptance Corp.*	1,143	90,286
Total Financial		10,276,694

Industrial (17.07%)
AAON, Inc.	2,100	65,520
AAR Corp	2,949	71,661
Actuant Corp-Cl A	5,512	195,841
Advanced Energy Industries Inc*	2,791	54,620
Aegion Corp Class A*	2,910	69,753
Aerovironment Inc.*	1,484	47,666
Albany Intl Corp Class A	2,105	78,411
American Science & Engineering	603	40,461
Analogic Corp	900	61,488
Apogee Enterprises Inc	2,162	65,076
Applied Industrial Tech Inc	3,176	151,241
ArcBest Corp	1,834	78,440
Arctic Cat Inc.	1,013	37,785
Astec Industries Inc	1,314	52,442
Atlas Air Worldwide Holdings*	1,868	68,350
AZZ Inc	1,917	85,326
Badger Meter Inc	981	48,589
Barnes Group Inc	3,255	121,672
Bel Fuse, Inc. Class B	579	15,888
Benchmark Electronics*	4,413	102,337
Briggs & Stratton	3,633	74,767
Bristow Group Inc	2,735	207,805
Calgon Carbon Corporation*	4,071	87,323
Cognex Corporation* (c)	6,218	223,848
Coherent, Inc.*	1,839	110,303
Comfort Systems USA, Inc.	2,808	46,332
CTS Corporation	2,535	44,388
Cubic Corporation	1,450	70,543
Curtiss-Wright Corp	3,542	236,003
Daktronics Inc	2,848	35,344
Darling Ingredients Inc*	12,161	243,098
Drew Industries Inc	1,638	79,476
DSP Group, Inc.*	1,496	12,551
DTS INC COM*	1,151	20,845
DXP Enterprises Inc*	709	49,325
Dycom Industries, Inc.*	2,323	69,109
Electro Scientific Industries	1,841	13,421
Encore Wire Corporation	1,400	68,040
EnerSys (c)	3,582	247,301
Engility Holdings Inc*	1,160	44,834
EnPro Industries, Inc.*	1,486	109,058
ERA Group Inc*	1,546	45,174
Esco Technologies, Inc.	1,989	66,870
FARO Technologies, Inc*	1,287	54,723
FEDERAL SIGNAL CORP COM	4,325	59,339
FEI Company	3,141	262,116
Forward Air Corporation	2,300	103,178
Franklin Electric, Inc.	2,933	112,334
Gencorp, Inc.*	4,277	79,595
Geospace Technologies Corp*	907	46,003
Greatbatch, Inc*	1,810	84,545
Griffon Corporation	3,366	39,349
Haynes International Inc	874	46,409
Heartland Express Inc	3,631	78,520
Hillenbrand, Inc	4,521	136,941
Hub Group Inc Cl-A*	2,500	117,575
II-VI Inc*	3,686	49,614
Intevac Inc*	1,100	8,107
iRobot Corp*	2,156	76,171
John Bean Technologies Corp	2,067	59,116
Kaman Corporation Class A	1,879	79,914
Knight Transportation, Inc.	4,476	109,080
Koppers Holdings Inc	1,485	53,965
Lindsay Corp.	905	76,282
Littelfuse, Inc.	1,627	142,623
LSB Industries Inc*	1,435	54,760
Lumber Liquidators Holdings*	2,069	160,720
LYDALL INC DEL COM*	1,260	34,763
Measurement Specialties Inc*	1,097	69,692
Methode Electores, Inc. Class A	2,454	76,442
Moog Inc. Class A*	3,410	245,725
Netscout Systems, Inc.*	2,801	108,875
OLD Dominion Freight Line*	5,251	335,856
Orbital Sciences Corp*	4,527	118,517
Orion Marine Group, Inc.*	1,870	21,150
OSI Systems, Inc.*	1,366	77,794
PARK ELECTROCHEMICAL CORP	1,318	35,401
Powell Industries	616	38,087
Quanex Building Products Corp	2,706	48,167
Roadrunner Transportation*	1,931	50,438
Rofin-Sinar Technologies Inc.*	2,059	47,851
Rogers Corp.*	1,304	81,187
Saia Inc.*	1,827	79,621
Sanmina-SCI Corp*	6,474	131,746
Simpson Manufacturing Co	2,893	96,221
Smith (A.O.)	5,847	288,725
STANDEX INTL CORP COM	901	66,530
Sturm Ruger & Co Inc	1,455	88,202
Taser International Inc*	3,987	52,907
Tennant Company	1,324	84,617
Tetra Tech, Inc. (New)	4,853	129,138
Texas Industries, Inc.*	2,008	172,467
Toro Co. (c)	4,388	283,377
TREDEGAR CORP COM	1,893	40,226
TTM Technologies, Inc.*	4,103	30,773
Universal Forest Products	1,405	68,213
Vicor Corporation*	1,051	7,777
Watts Water Technologies Inc	2,113	117,821
WD-40 Co.	1,126	81,263
Winnebago Industries*	2,101	52,021
Total Industrial		9,070,894

Technology (8.53%)
Agilysys Inc*	1,491	21,634
Blackbaud Inc	3,442	117,889
Bottomline Technologies, Inc.*	2,622	75,566
Brooks Automation, Inc.	4,331	42,054
CACI International Inc*	2,194	156,652
Ceva Inc*	1,529	23,929
CIBER, Inc.*	5,122	23,817
Cirrus Logic, Inc*	4,885	108,105
Cohu, Inc.	1,484	15,968
Computer Programs & Systems	791	50,292
CSG Systems International Inc	2,543	66,805
DealerTrack Holdings Inc*	3,294	130,805
Digi International, Inc.*	1,689	15,015
Diodes Inc*	2,499	69,147
Ebix.Com, Inc.	2,652	41,477
Electronics For Imaging, Inc.*	3,295	134,074
Entropic Communications, Inc*	6,290	20,694
Epiq Systems, Inc.	2,381	28,715
Exar Corp.*	3,573	38,874
Hittite Microwave Corp	2,375	139,650
iGATE Corp*	2,019	70,403
Interactive Intelligence Group*	1,057	53,579
Kopin Corporation*	3,225	10,256
Kulicke & Soffa Inds., Inc.*	5,154	72,620
LivePerson, Inc.*	3,226	30,712
LogMein Inc*	1,585	67,473
Manhattan Associates, Inc*	6,192	200,988
Medidata Solutions Inc* (c)	3,772	145,863
Mercury Computer Systems*	2,030	23,792
Micrel, Inc.	3,300	35,145
Microsemi Corporation*	6,721	163,522
Microstrategy Inc-Cl A*	680	95,962
MKS Instruments, Inc.	4,000	115,400
Monolithic Power Systems	2,491	97,871
Monotype Imaging Holdings Inc	2,918	75,139
MTS Systems, Corp.	1,174	77,719
Nanometrics Incorporated*	1,246	21,381
NIC Inc.	4,493	74,449
Omnicell Inc*	2,621	69,535
Oplink Communications, Inc.*	1,360	22,930
Pericom Semiconductor Corp.*	1,192	10,645
Power Integrations, Inc.	2,227	111,996
Progress Software Corporation*	4,514	98,044
Qlogic Corporation*	6,441	64,024
Quality Systems Inc	3,273	50,961
Rubicon Technology Inc*	1,219	10,349
Rudolph Technologies, Inc.*	2,269	21,510
Sigma Designs Inc*	1,600	5,504
Super Micro Computer*	2,442	52,503
Sykes Enterprises Inc*	2,956	59,652
Synaptics Inc*	2,517	171,357
Synchronoss Technologies Inc*	2,264	71,882
Synnex Corp*	1,978	130,766
Take-Two Interactive Software*	6,639	136,963
Tangoe Inc/CT*	2,294	34,318
Tessera Technologies Inc	3,684	82,853
Triquint Semiconductor, Inc.*	11,743	182,721
Tyler Technologies, Inc.*	2,108	164,698
Ultratech Stepper, Inc.*	1,810	45,938
Vasco Data Security Intl*	2,046	22,813
Veeco Instruments, Inc.*	2,931	97,661
Virtusa Corp*	1,755	60,039
Total Technology		4,533,098

Utilities (4.37%)
Allete	2,747	136,443
Arch Coal Inc	16,319	58,096
Avista Corp	4,513	141,302
Cloud Peak Energy*	4,346	80,271
El Paso Electric Co	2,842	108,309
FUTUREFUEL CORP	1,732	29,756
Green Plains Renewable Energy	2,037	59,521
GT Advanced Technologies Inc*	10,184	171,702
Headwaters Inc.*	5,502	71,141
New Jersey Resources	2,989	164,425
Northwest Natural Gas Company	1,924	87,099
Northwestern Corp	2,893	138,864
Piedmont Nat Gas Inc. COM (c)	5,713	204,469
South Jersey Industries Inc	2,418	139,083
Southwest Gas Corporation	3,486	182,527
Suncoke Energy*	4,989	100,179
The Laclede Group, Inc.	2,196	102,509
UIL Holdings Corp	4,204	155,422
UNS Energy Corp	3,121	189,039
Total Utilities		2,320,157

Total Common Stock (Cost $34,518,279)		51,305,202

Total Investments (Cost $34,518,279) (a) (96.54%)		51,305,202
Other Net Assets (3.46%)		1,837,285
Net Assets (100.00%)		53,142,487
*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $34,518,279.

At May 31, 2014, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	19,605,840
Unrealized depreciation	(2,818,917)
Net unrealized appreciation	16,786,923

(b)	Futures contracts at May 31, 2014:

Contracts - $100 times premium / delivery month / commitment

Russell 2000 MINI	Unrealized Depreciation
16 / JUN 2014 / Long	(55,545)

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

SHELTON CORE VALUE FUND
Portfolio of Investments (Unaudited)
5/31/2014

Security Description	Shares	Value
Common Stock (92.92%)

Basic Materials (4.05%)
Chemicals (4.05%)
Du Pont (EI) De Nemours & Co.	19,286	1,336,713
PPG Industries, Inc.	18,800	3,790,268
Praxair Inc.	15,167	2,005,684
Sensient Technologies Corp	17,000	931,600
Total Basic Materials		8,064,265

Communications (5.79%)
Media (2.13%)
Disney (Walt) Company	50,535	4,245,446

Telecommunications (3.66%)
AT&T Inc	86,469	3,067,055
Rogers Communications - CL B	20,140	814,663
Verizon Communications, Inc.	68,242	3,409,370
		7,291,088

Total Communications		11,536,534

Consumer, Cyclical (7.50%)
Auto Manufacturers (1.30%)
Ford Motor Co.	158,000	2,597,520

Household Products / Wares (0.95%)
Kimberly Clark Corp.	16,800	1,887,480

Retail (5.25%)
Home Depot, Inc.	46,150	3,702,614
McDonalds Corp.	25,868	2,623,791
Ross Stores	24,384	1,669,085
Target Corp.	43,339	2,459,922
		10,455,412

Total Consumer, Cyclical		14,940,412

Consumer, Non-Cyclical (17.84%)
Biotechnology (2.90%)
Celgene Corp.*	17,607	2,694,399
Gilead Sciences, Inc.*	38,000	3,085,980
		5,780,379

Commercial Services (0.60%)
Moody's Corp.	13,992	1,196,876
		1,196,876

Cosmetics / Personal Care (2.63%)
Colgate Palmolive Co.	20,400	1,395,360
Procter & Gamble Co.	47,580	3,843,989
		5,239,349

Food (0.69%)
Conagra Foods, Inc.	42,450	1,371,135

Healthcare - Products (1.72%)
Baxter International, Inc.	45,886	3,414,377
		3,414,377

Healthcare - Services (2.58%)
Aetna Inc	20,984	1,627,309
WellPoint Inc	32,300	3,500,028
		5,127,337

Pharmaceuticals (4.55%)
Abbott Laboratories	41,610	1,664,816
AbbVie Inc.	41,610	2,260,671
Amerisource Bergen Corp.	45,612	3,337,886
Merck & Company, Inc.	30,900	1,787,874
		9,051,247
Tobacco (2.17%)
Altria Group, Inc.	52,900	2,198,524
Reynolds American Inc	35,584	2,121,874
		4,320,398

Total Consumer, Non-Cyclical		35,501,098

Energy (12.62%)
Oil & Gas Producers (9.94%)
Anadarko Petroleum Corp.	21,340	2,195,032
BP Plc-Spons ADR	51,700	2,608,265
Chevron Corp.	56,524	6,940,582
ConocoPhillips	19,648	1,570,661
Devon Energy Corp. (New)	15,952	1,178,853
Exxon Mobil Corp.	32,936	3,311,056
Royal Dutch Shell PLC-ADR A	25,500	2,004,300
		19,808,749

Oil & Gas Services (2.31%)
Baker Hughes Inc.	27,455	1,936,127
Schlumberger Ltd	25,500	2,653,020
		4,589,147

Pipelines (0.37%)
Spectra Energy Corp	18,000	730,440

Total Energy		25,128,336

Financial (17.55%)
Banks (12.95%)
Bank of America Corp.	180,000	2,725,200
Bank of New York Mellon Corp	21,450	741,312
Citigroup, Inc.	30,000	1,427,100
Goldman Sachs Group, Inc.	28,950	4,626,500
J.P. Morgan Chase & Co.	110,198	6,123,702
Morgan Stanley	70,450	2,174,087
State Street Corp.	14,400	939,888
U.S. Bancorp	60,600	2,556,714
Wells Fargo & Co. (New)	87,889	4,463,003
		25,777,506

Diversified Financial Services (1.82%)
Blackrock, Inc. Class A	9,000	2,744,100
Intercontinental Exchange Inc.	4,504	884,586
		3,628,686

Insurance (2.78%)
Aspen Insurance Holdings Ltd.	26,315	1,209,174
FNF Group	4,889	162,999
Gallagher (Arthur J.) & Co.	32,400	1,484,892
Marsh & McLennan Co.'s, Inc.	13,600	683,672
Principal Financial Group Inc	28,150	1,316,576
StanCorp Financial Group, Inc.	11,150	670,115
		5,527,428

Total Financial		34,933,620

Industrial (10.86%)
Aerospace/Defense (3.72%)
Boeing Co.	17,000	2,299,250
Northrop Grumman Corp.	8,600	1,045,330
Rockwell Collins Inc	12,400	980,096
United Technologies Corp.	26,500	3,079,829
		7,404,505

Electronics (0.28%)
Agilent Technologies, Inc.	9,870	561,998

Machinery - Construction & Mining (1.46%)
Caterpillar, Inc.	28,342	2,897,403

Miscellaneous Manufacturing (3.21%)
3M Co.	23,812	3,394,401
Danaher Corp.	38,300	3,003,869
		6,398,270

Transportation (2.19%)
Fedex Corp.	4,830	696,293
Seaspan Corp	25,000	570,000
Union Pacific Corp.	5,475	1,091,003
United Parcel Service, Inc. Class B	19,260	2,000,729
		4,358,025

Total Industrial		21,620,201

Technology (10.59%)
Computers (2.15%)
EMC Corp.-Mass.	29,720	789,363
Hewlett Packard Co.	50,000	1,675,000
IBM Corp	9,860	1,817,790
		4,282,153

Semiconductors (4.79%)
Analog Devices, Inc.	14,040	735,415
Intel Corp.	122,563	3,348,420
KLA-Tencor Corp.	10,440	684,029
Linear Technology Corp.	26,180	1,208,469
QUALCOMM, Inc.	26,775	2,154,049
Taiwan Semiconductor Mfg CoLtd Sponsored ADR	30,000	616,800
Texas Instruments, Inc.	16,500	775,170
		9,522,352

Software (3.65%)
Microsoft Corp.	77,733	3,182,389
Oracle Corp.	64,130	2,694,743
Paychex Inc.	34,000	1,397,740
		7,274,872

Total Technology		21,079,377

Utilities (6.12%)
Electric (5.21%)
Ameren Corp.	22,900	901,115
Consolidated Edison Inc	31,700	1,743,817
DTE Energy Co.	7,000	532,840
Duke Energy Corp.	26,999	1,919,089
Entergy Corp.	11,946	900,967
Exelon Corp.	18,746	690,415
FirstEnergy Corp.	23,574	797,273
NextEra Energy Inc	11,200	1,090,432
PG&E Corp.	15,000	688,050
Pinnacle West Capital Corp.	11,000	609,620
Southern Co.	11,500	503,470
		10,377,088

Gas (0.91%)
NiSource Inc	27,000	1,008,990
Sempra Energy	8,050	807,818
		1,816,808

Total Utilities		12,193,896

Total Common Stock (Cost $100,696,416)		184,997,739

Preferred Stock (1.01%)
Amerityre Corp Preferred Conv	2,000,000	2,000,000
Total Preferred Stock (Cost $2,000,000)		2,000,000

Total Investments (Cost $102,696,416) (a) (93.93%)		186,997,739
Other Net Assets (6.07%)		12,087,007
Net Assets (100.00%)		199,084,746

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $102,978,635.

At May 31, 2014, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	85,063,020
Unrealized depreciation	(1,043,916)
Net unrealized appreciation	84,019,104

EUROPEAN GROWTH AND INCOME FUND
Portfolio of Investments (Unaudited)
5/31/2014

Security Description	Shares	Value
Common Stock (96.02%)

Basic Materials (10.72%)
Chemicals (6.38%)
BASF AG- Spons ADR	3,488	401,626
Bayer AG-Sponsored ADR	4,115	594,489
		996,115

Iron / Steel (0.04%)
Aperam-NY Registry Shares*	185	6,047

Mining (4.30%)
Anglo American PLC-Unspon ADR*	11,403	139,117
BHP Billiton LTD - Spon ADR	4,500	305,460
Rio Tinto Plc	4,400	226,072
		670,649

Total Basic Materials		1,672,811

Communications (6.38%)
Telecommunications (6.38%)
Deutsche TeleKom AG - ADR	11,525	193,620
Ericsson (LM) Tel. SP ADR	12,888	160,456
Nokia Corporation Sponsored ADR	15,928	129,495
Orange	7,700	123,585
Telefonica S.A. Sponsored ADR	23,195	388,052
Total Communications		995,208

Consumer, Cyclical (2.34%)
Auto Manufacturers (2.34%)
Daimlerchrysler Ag Registered Shares	3,835	364,900
Total Consumer, Cyclical		364,900

Consumer, Non-Cyclical (32.57%)
Beverages (3.31%)
Anheuser-Busch InBev	4,700	516,624

Commercial Services (2.38%)
LVMH SA ADR	9,300	371,442

Food (10.31%)
Diageo PLC (New) Sponsored ADR	2,735	352,241
Nestle SA-Spons ADR	12,412	975,273
Unilever NV (New) New York Shares	6,508	282,512
		1,610,026

Pharmaceuticals (13.39%)
Novartis Ag Sponsored ADR	10,757	968,775
Roche Holding AG	19,264	710,649
Sanofi Synthelabo SA ADR	7,700	410,410
		2,089,834

Tobacco (3.18%)
British America Tobacco ADR	4,100	497,166

Total Consumer, Non-Cyclical		5,085,092

Energy (11.97%)
Oil & Gas Producers (11.97%)
BP Plc-Spons ADR	6,876	346,894
Eni S.p.A ADR	7,482	380,310
Royal Dutch Shell PLC-ADR A	7,220	567,492
Total Fina Elf SA - ADR	8,258	573,518
Total Energy		1,868,214

Financial (23.97%)
Banks (14.87%)
Banco Bilbao Vizcaya Arg. Sponsored ADR	15,096	194,286
Banco Santander Cent Hispano ADR	65,493	669,337
Barclays PLC- Spons ADR	10,938	180,696
BNP Paribas SA ADR	5,452	190,275
Deutsche Bank AG Namen ORD	5,544	224,698
HSBC Holdings PLC (New) Sponsored ADR	11,779	620,989
Intesa Sanpaulo ADR	5,800	116,580
Societe General - Spons ADR	10,900	126,331
		2,323,192

Diversified Financial Services (2.31%)
Credit Suisse Group- Spon ADR	4,151	123,285
UBS AG	11,792	237,373
		360,658

Insurance (6.79%)
Allianz AG ADR	18,157	308,306
Axa- Spons ADR	18,984	470,424
ING Groep NV Sponsored ADR*	20,000	280,800
		1,059,530

Total Financial		3,743,380

Industrial (4.73%)
Building Materials (0.71%)
CRH Plc ADR	4,000	110,480

Electronics (0.85%)
Philips Electronics NV Sponsored ADR	4,184	131,963

Miscellaneous Manufacturing (3.17%)
Siemens A G Sponsored ADR	3,735	496,456

Total Industrial		738,899

Technology (1.80%)
Software (1.80%)
SAP Aktiengesellschaft Sponsored ADR	3,667	280,526
Total Technology		280,526

Utilities (1.54%)
Electric (0.87%)
E.ON AG ADR	6,935	134,514

Gas (0.67%)
GDF Suez ADR	3,758	105,299

Total Utilities		239,813

Total Common Stock (Cost $12,501,033)		14,988,843

Total Investments (Cost $12,501,033) (a) (96.02%)		14,988,843
Other Net Assets (3.98%)		620,804
Net Assets (100.00%)		15,609,647

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $12,502,464.

At May 31, 2014, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	4,335,554
Unrealized depreciation	(1,849,175)
Net unrealized appreciation	2,486,379

NASDAQ 100 INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2014

Security Description	Shares	Value
Common Stock (96.47%)

Basic Materials (0.26%)
Chemicals (0.26%)
Sigma-Aldrich Corp.	2,494	245,734
Total Basic Materials		245,734

Communications (25.68%)
Internet (13.19%)
Amazon.Com Inc.* (c)	10,216	3,193,008
Baidu Inc. - ADR*	6,470	1,074,020
Check Point Software Tech. Ltd ORD*	4,294	276,877
EBay, Inc.*	29,646	1,503,942
Expedia Inc	2,349	172,182
Facebook Inc. Cl A*	42,072	2,663,158
Netflix Inc*	1,472	615,046
Priceline Group Inc*	1,182	1,511,341
Symantec Corp.	15,215	334,578
TripAdvisor Inc*	2,825	274,505
Yahoo! Inc.*	24,238	839,847
		12,458,504

Media (8.22%)
Charter Communications, Inc. Class A*	2,276	325,787
Comcast Corp.	48,208	2,516,458
DIRECTV Class A*	12,423	1,024,152
Discovery Communications Inc Class A*	3,202	246,426
DISH Network Corp*	4,795	281,275
Liberty Global PLC A*	5,008	225,460
Liberty Media Corp*	2,281	289,984
Sirius XM Holdings, Inc.*	156,711	514,012
Starz - Liberty Capital Interactive*	10,482	305,341
Twenty-First Century Fox Inc. Cl A	34,774	1,231,347
Viacom Inc Class B	9,384	800,737
		7,760,979

Telecommunications (4.27%)
Cisco Systems, Inc.	120,463	2,965,799
SBA Communications Corp Cl A*	2,676	271,614
VimpelCom Ltd ADR	37,443	313,398
Vodafone Group PLC (New)	13,837	484,433
		4,035,244

Total Communications		24,254,727

Consumer, Cyclical (7.08%)
Auto Manufacturers (1.23%)
Paccar Inc.	8,671	549,395
Tesla Motors, Inc*	2,942	611,259
		1,160,654

Distribution / Wholesale (0.33%)
Fastenal Co.	6,486	316,193
		316,193

Lodging (0.99%)
Marriott International, Inc. Class A	6,547	403,426
Wynn Resorts, Ltd	2,457	528,181
		931,607

Retail (4.23%)
Bed Bath & Beyond, Inc.*	4,694	285,630
Costco Wholesale Corp	10,226	1,186,421
Dollar Tree Inc*	4,253	225,537
O'Reilly Automotive Inc*	2,237	330,964
Ross Stores	4,736	324,179
Staples, Inc.	14,289	160,751
Starbucks Corp.	17,506	1,282,139
Tractor Supply Co.	3,051	198,376
		3,993,997

Toys / Games / Hobbies (0.30%)
Mattel, Inc.	7,398	287,264

Total Consumer, Cyclical		6,689,715

Consumer, Non-Cyclical (17.17%)
Beverages (0.63%)
Keurig Green Mountain Inc	3,107	350,407
Monster Beverage Corp*	3,495	242,483
		592,890

Biotechnology (10.96%)
Alexion Pharmaceuticals, Inc.*	4,726	786,028
Amgen, Inc.	17,108	1,984,357
Biogen Idec Inc*	5,394	1,722,682
Celgene Corp.*	9,497	1,453,326
Gilead Sciences, Inc.*	34,489	2,800,853
Illumina Inc.*	3,227	510,673
Regeneron Pharmaceuticals*	2,364	725,653
Vertex Pharmaceuticals, Inc.*	5,109	369,176
		10,352,748

Commercial Services (0.22%)
Verisk Analytics, Inc.*	3,507	207,579
		207,579

Food (2.87%)
Kraft Foods Group Inc	14,423	857,592
Mondelez International Inc	40,553	1,525,604
Whole Foods Market Inc	8,629	329,973
		2,713,169

Healthcare - Products (0.56%)
Henry Schein Inc*	1,876	224,463
Intuitive Surgical Inc*	832	307,624
		532,087

Pharmaceuticals (1.93%)
Express Scripts Holding Co*	18,600	1,329,342
Mylan Inc.*	9,804	488,631
		1,817,973

Total Consumer, Non-Cyclical		16,216,446

Industrial (0.65%)
Environmental Control (0.23%)
Stericycle, Inc.*	1,873	214,215

Transportation (0.42%)
C H Robinson Worldwide, Inc.	3,314	198,376
Expeditors Int'l of Washington	4,494	204,522
		402,898

Total Industrial		617,113

Technology (45.63%)
Computers (14.10%)
Apple, Inc. (c)	17,741	11,230,053
Cognizant Technology Solutions*	14,705	714,810
Sandisk Corp.	4,938	477,159
Seagate Technology PLC	7,129	383,041
Western Digital Corp.	5,821	511,375
		13,316,438

Semiconductors (12.33%)
Altera Corp.	12,494	413,926
Analog Devices, Inc.	6,484	339,632
Applied Materials, Inc.	30,344	612,645
Avago Technologies Ltd	5,159	364,587
Broadcom Corp. Cl A	10,799	344,164
Intel Corp.	111,799	3,054,349
KLA-Tencor Corp.	3,474	227,616
Linear Technology Corp.	4,882	225,353
Maxim Integrated Products, Inc	6,177	211,562
Micron Technology, Inc.*	26,134	747,171
NVIDIA Corp.	12,428	236,132
NXP Semiconductor NV*	5,381	334,160
QUALCOMM, Inc.	37,941	3,052,353
Texas Instruments, Inc.	25,623	1,203,769
Xilinx Inc.	5,865	275,420
		11,642,839

Software (19.20%)
Activision Blizzard Inc	19,948	414,519
Adobe Systems, Inc.*	12,075	779,321
Akamai Technologies, Inc.*	3,731	202,743
Autodesk, Inc.*	4,692	245,720
Automatic Data Processing, Inc	11,518	917,754
CA Inc.	9,864	282,998
Catamaran Corp.*	4,301	188,212
Cerner Corp*	8,796	475,424
Citrix Systems, Inc.*	4,074	252,466
Equinix Inc.*	1,037	206,104
F5 Networks, Inc.*	1,696	184,101
Fiserv Inc.*	5,377	323,211
Garmin LTD	4,267	251,369
Google Inc Class A*	5,188	2,965,720
Google Inc Class C*	5,188	2,910,364
Intuit Inc.	7,031	557,488
Microsoft Corp. (c)	155,317	6,358,678
NetApp Inc.	7,450	275,725
Paychex Inc.	7,983	328,181
		18,120,098

Total Technology		43,079,375

Total Common Stock (Cost $59,846,281)		91,103,110

Total Investments (Cost $59,846,281) (a) (96.47%)		91,103,110
Other Net Assets (3.53%)		3,332,544
Net Assets (100.00%)		94,435,654

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $59,913,962.

At May 31, 2014, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	32,381,429
Unrealized depreciation	(1,192,281)
Net unrealized appreciation	31,189,148

(b)	Futures contracts at May 31, 2014:

Contracts - $20 times premium / delivery month / commitment

Nasdaq 100 E-MINI	Unrealized Appreciation
44 / JUN 2014 / Long	138,145

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

SHELTON GREEN ALPHA FUND
Portfolio of Investments (Unaudited)
5/31/2014

Security Description	Shares	Value
Common Stock (94.87%)

Basic Materials (0.91%)
Iron/Steel (0.91%)
Schnitzer Steel Industries Inc	6,200	154,504
Total Basic Materials		154,504

Communications (2.42%)
Telecommunications (2.42%)
DigitalGlobe Inc*	3,800	115,368
Sierra Wireless Inc*	15,800	296,724
Total Communications		412,092

Consumer, Cyclical (11.28%)
Auto Manufacturers (4.29%)
Kandi Technologies Group Inc*	19,000	232,370
Tesla Motors, Inc*	2,400	498,648
		731,018

Auto Parts & Equipment (2.61%)
Johnson Controls, Inc.	9,200	444,912

Home Furnishings (1.50%)
Sharp Corp - ADR*	91,000	254,800

Office Furnishings (2.88%)
Herman Miller, Inc.	10,400	325,208
Interface Inc	9,000	164,160
		489,368

Total Consumer, Cyclical		1,920,098

Consumer, Non-Cyclical (16.00%)
Food (7.41%)
Hain Celestial Group Inc*	4,500	408,240
SunOpta, Inc.*	26,800	360,460
United Natural Foods Inc.*	7,300	492,093
		1,260,793

Water (8.59%)
American Water Works Co.	7,800	379,158
California Water Service Group	16,100	355,166
Consolidated Water Co.	20,500	208,895
Veolia Environnement ADR	27,000	519,480
		1,462,699

Total Consumer, Non-Cyclical		2,723,492

Industrial (19.92%)
Building Materials (1.04%)
Trex Co. Inc.*	5,700	176,187
		176,187

Electrical Components & Equipment (4.40%)
Acuity Brands, Inc	600	75,306
Advanced Energy Industries Inc*	17,600	344,432
Universal Display Corp.*	12,600	329,616
		749,354

Electronics (7.49%)
Agilent Technologies, Inc.	3,000	170,820
Badger Meter Inc	4,231	209,561
Itron, Inc*	8,600	330,670
Kyocera Corp. ADR	8,300	373,583
Waters Corp.*	1,900	190,304
		1,274,938

Engineering & Construction (1.65%)
ABB Ltd. Spon ADR	11,800	280,132

Environmental Control (0.83%)
Darling Ingredients Inc*	7,100	141,929

Machinery-Diversified (1.92%)
Lindsay Corp.	1,800	151,722
Xylem Inc.	4,700	175,310
		327,032

Miscellaneous Manufacturing (2.59%)
Pentair PLC	5,900	440,376

Total Industrial		3,389,948

Technology (24.57%)
Computers (3.49%)
IBM Corp	1,900	350,284
Maxwell Technologies, Inc.*	14,000	243,040
		593,324

Semiconductors (13.99%)
Aixtron SE- SPONS ADR*	11,346	166,673
Applied Materials, Inc.	21,000	423,990
Atmel Corp.*	24,000	201,120
Brooks Automation, Inc.	17,400	168,954
Cree, Inc.*	8,450	406,614
Exar Corp.*	9,300	101,184
IXYS Corp.	14,000	158,340
Power Integrations, Inc.	3,700	186,073
QUALCOMM, Inc.	6,150	494,767
Veeco Instruments, Inc.*	2,200	73,304
		2,381,019

Software (7.09%)
ANSYS, Inc*	2,800	205,660
Autodesk, Inc.*	3,650	191,151
Digi International, Inc.*	23,300	207,137
Google Inc Class A*	460	262,959
Google Inc Class C*	605	339,393
		1,206,300

Total Technology		4,180,643

Utilities (19.77%)
Energy-Alternate Sources (19.77%)
Canadian Solar Inc*	20,300	522,725
First Solar Inc*	9,900	611,622
JinkoSolar Holding Co Ltd- ADR*	8,900	249,467
Pattern Energy Group Inc. Cl A	5,900	179,065
Real Goods Solar Inc.*	107,700	256,326
SolarCity Corp*	8,900	467,250
SunEdison Inc.*	13,650	268,769
SunPower Corp*	10,400	346,736
Vestas Wind Systems A/S*	26,000	462,540
Total Utilities		3,364,500

Total Common Stock (Cost $14,721,179)		16,145,277

Total Investments (Cost $14,721,179) (a) (94.87%)		16,145,277
Other Net Assets (5.13%)		872,623
Net Assets (100.00%)		17,017,900
*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $14,721,179.

At May 31, 2014, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	2,150,544
Unrealized depreciation	(726,446)
Net unrealized appreciation	1,424,098

Fair Value Measurements

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at May 31, 2014 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities (b)	Investments in Securities (c)	Investments in Securities(b)	Total	Futures Contracts - Assets or Liabilities (d)
California Tax-Free Income Fund	$-	$102,565,346	$-	$102,565,346	$-
U.S. Government Securities Fund	-	29,320,464	-	29,320,464	-
Short-Term U.S. Government Bond Fund	-	7,851,925	-	7,851,925	-
The United States Treasury Trust Fund	-	108,896,261	-	108,896,261	-
S&P 500 Index Fund	127,785,959	-	-	127,785,959	5,300
S&P MidCap Index Fund	169,053,401	-	-	169,053,401	(1,200)
S&P SmallCap Index Fund	51,305,202	-	-	51,305,202	(10,560)
Shelton Core Value Fund	184,997,739	-	2,000,000	186,997,739	-
European Growth & Income Fund	14,988,843	-	-	14,988,843	-
Nasdaq-100 Index Fund	91,103,110	-	-	91,103,110	(15)
Green Alpha Fund	16,145,277	-	-	16,145,277	-
Total	$655,379,531	$248,633,996	$2,000,000	$906,013,527	$(6,475)

(a)	There were no transfers in or out of Level 1, Level 2, and Level 3 during the period ended May 31, 2014.
(b)
All publicly traded common stocks held in the Funds are Level 1 securities. One preferred stock held in the Shelton Core Value Fund is a Level 3 security. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.

Level 3 Securities	Preferred Stock
Beginning balance	$-
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases	2,000,000
Net sales	-
Accrued interest	-
Transfers into Level 3	-
Transfers out of level 3	-
Ending balance	$2,000,000

The convertible preferred security is valued at one dollar per share, the cost of purchase.  The value of the common stock is reviewed at least once a week.  Should the common stock rise over ten cents per share or fall over five cents per share and maintain that level for a one week period, a pricing committee would be reconvened to evaluate the price valuation.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) ”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy; quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

Item 2.	Controls and Procedures

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3.	Exhibits

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date	July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date	July 23, 2014

By	/s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)

Date	July 23, 2014